UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance California Municipal Opportunities Fund

Class A EACAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,006,942,487
# of Portfolio Holdings	284
Portfolio Turnover Rate	77%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
38.2%
Transportation
18.4%
Education
12.5%
Hospital
8.2%
Other Revenue
6.7%
Water and Sewer
6.3%
Other*
9.7%

Value	Value
OtherFootnote Reference*	9.7%
Water and Sewer	6.3%
Other Revenue	6.7%
Hospital	8.2%
Education	12.5%
Transportation	18.4%
General Obligations	38.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
19.8%
AA
56.3%
A
15.7%
BBB
2.4%
BB
3.9%
Not Rated
1.9%

Value	Value
Not Rated	1.9%
BB	3.9%
BBB	2.4%
A	15.7%
AA	56.3%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EACAX-TSR-SAR

Eaton Vance California Municipal Opportunities Fund

Class C ECCAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,006,942,487
# of Portfolio Holdings	284
Portfolio Turnover Rate	77%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Water and Sewer	6.3%
Other Revenue	6.7%
Hospital	8.2%
Education	12.5%
Transportation	18.4%
General Obligations	38.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	1.9%
BB	3.9%
BBB	2.4%
A	15.7%
AA	56.3%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECCAX-TSR-SAR

Eaton Vance California Municipal Opportunities Fund

Class I EICAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,006,942,487
# of Portfolio Holdings	284
Portfolio Turnover Rate	77%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Water and Sewer	6.3%
Other Revenue	6.7%
Hospital	8.2%
Education	12.5%
Transportation	18.4%
General Obligations	38.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	1.9%
BB	3.9%
BBB	2.4%
A	15.7%
AA	56.3%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EICAX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class A ETMAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$136,874,677
# of Portfolio Holdings	76
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Education
28.1%
Hospital
20.6%
General Obligations
14.3%
Transportation
9.2%
Special Tax Revenue
8.8%
Housing
5.6%
Other*
13.4%

Value	Value
OtherFootnote Reference*	13.4%
Housing	5.6%
Special Tax Revenue	8.8%
Transportation	9.2%
General Obligations	14.3%
Hospital	20.6%
Education	28.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
14.8%
AA
55.0%
A
13.8%
BBB
8.3%
BB
4.4%
B
0.9%
Not Rated
2.8%

Value	Value
Not Rated	2.8%
B	0.9%
BB	4.4%
BBB	8.3%
A	13.8%
AA	55.0%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ETMAX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class C ECMMX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$136,874,677
# of Portfolio Holdings	76
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Housing	5.6%
Special Tax Revenue	8.8%
Transportation	9.2%
General Obligations	14.3%
Hospital	20.6%
Education	28.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	2.8%
B	0.9%
BB	4.4%
BBB	8.3%
A	13.8%
AA	55.0%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECMMX-TSR-SAR

Eaton Vance Massachusetts Municipal Income Fund

Class I EIMAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$136,874,677
# of Portfolio Holdings	76
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.4%
Housing	5.6%
Special Tax Revenue	8.8%
Transportation	9.2%
General Obligations	14.3%
Hospital	20.6%
Education	28.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	2.8%
B	0.9%
BB	4.4%
BBB	8.3%
A	13.8%
AA	55.0%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EIMAX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class A EANAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,358,779,897
# of Portfolio Holdings	509
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
22.6%
Transportation
21.1%
Hospital
11.5%
Special Tax Revenue
11.0%
Water and Sewer
8.2%
Education
7.9%
Housing
3.4%
Electric Utilities
3.2%
Other*
11.1%

Value	Value
OtherFootnote Reference*	11.1%
Electric Utilities	3.2%
Housing	3.4%
Education	7.9%
Water and Sewer	8.2%
Special Tax Revenue	11.0%
Hospital	11.5%
Transportation	21.1%
General Obligations	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
19.9%
AA
54.3%
A
15.8%
BBB
4.6%
BB
1.5%
Not Rated
3.9%

Value	Value
Not Rated	3.9%
BB	1.5%
BBB	4.6%
A	15.8%
AA	54.3%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EANAX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class C ECHMX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,358,779,897
# of Portfolio Holdings	509
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.1%
Electric Utilities	3.2%
Housing	3.4%
Education	7.9%
Water and Sewer	8.2%
Special Tax Revenue	11.0%
Hospital	11.5%
Transportation	21.1%
General Obligations	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	3.9%
BB	1.5%
BBB	4.6%
A	15.8%
AA	54.3%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECHMX-TSR-SAR

Eaton Vance National Municipal Income Fund

Class I EIHMX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,358,779,897
# of Portfolio Holdings	509
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.1%
Electric Utilities	3.2%
Housing	3.4%
Education	7.9%
Water and Sewer	8.2%
Special Tax Revenue	11.0%
Hospital	11.5%
Transportation	21.1%
General Obligations	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	3.9%
BB	1.5%
BBB	4.6%
A	15.8%
AA	54.3%
AAA	19.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EIHMX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class A ETNYX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$342,934,986
# of Portfolio Holdings	143
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Special Tax Revenue 24.8%
Transportation 18.9%
Education 10.8%
General Obligations 9.7%
Water and Sewer 8.8%
Housing 5.4%
Industrial Development Revenue 4.2%
Electric Utilities 4.0%
Hospital 3.9%
Other* 9.5%

Value	Value
OtherFootnote Reference*	9.5%
Hospital	3.9%
Electric Utilities	4.0%
Industrial Development Revenue	4.2%
Housing	5.4%
Water and Sewer	8.8%
General Obligations	9.7%
Education	10.8%
Transportation	18.9%
Special Tax Revenue	24.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
14.8%
AA
57.6%
A
6.2%
BBB
12.9%
BB
1.1%
B
1.3%
Not Rated
6.1%

Value	Value
Not Rated	6.1%
B	1.3%
BB	1.1%
BBB	12.9%
A	6.2%
AA	57.6%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ETNYX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class C ECNYX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$342,934,986
# of Portfolio Holdings	143
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.5%
Hospital	3.9%
Electric Utilities	4.0%
Industrial Development Revenue	4.2%
Housing	5.4%
Water and Sewer	8.8%
General Obligations	9.7%
Education	10.8%
Transportation	18.9%
Special Tax Revenue	24.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.1%
B	1.3%
BB	1.1%
BBB	12.9%
A	6.2%
AA	57.6%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECNYX-TSR-SAR

Eaton Vance New York Municipal Income Fund

Class I EINYX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$342,934,986
# of Portfolio Holdings	143
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.5%
Hospital	3.9%
Electric Utilities	4.0%
Industrial Development Revenue	4.2%
Housing	5.4%
Water and Sewer	8.8%
General Obligations	9.7%
Education	10.8%
Transportation	18.9%
Special Tax Revenue	24.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.1%
B	1.3%
BB	1.1%
BBB	12.9%
A	6.2%
AA	57.6%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EINYX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class A ETOHX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$192,079,563
# of Portfolio Holdings	124
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
31.5%
Education
17.4%
Hospital
13.9%
Electric Utilities
9.1%
Water and Sewer
5.7%
Other Revenue
4.5%
Transportation
4.1%
Bond Bank
3.4%
Industrial Development Revenue
3.2%
Housing
3.1%
Other*
4.1%

Value	Value
OtherFootnote Reference*	4.1%
Housing	3.1%
Industrial Development Revenue	3.2%
Bond Bank	3.4%
Transportation	4.1%
Other Revenue	4.5%
Water and Sewer	5.7%
Electric Utilities	9.1%
Hospital	13.9%
Education	17.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
11.4%
AA
63.4%
A
15.4%
BBB
5.2%
BB
1.1%
Not Rated
3.5%

Value	Value
Not Rated	3.5%
BB	1.1%
BBB	5.2%
A	15.4%
AA	63.4%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ETOHX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class C ECOHX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$192,079,563
# of Portfolio Holdings	124
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Housing	3.1%
Industrial Development Revenue	3.2%
Bond Bank	3.4%
Transportation	4.1%
Other Revenue	4.5%
Water and Sewer	5.7%
Electric Utilities	9.1%
Hospital	13.9%
Education	17.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	3.5%
BB	1.1%
BBB	5.2%
A	15.4%
AA	63.4%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECOHX-TSR-SAR

Eaton Vance Ohio Municipal Income Fund

Class I EIOHX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$192,079,563
# of Portfolio Holdings	124
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Housing	3.1%
Industrial Development Revenue	3.2%
Bond Bank	3.4%
Transportation	4.1%
Other Revenue	4.5%
Water and Sewer	5.7%
Electric Utilities	9.1%
Hospital	13.9%
Education	17.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	3.5%
BB	1.1%
BBB	5.2%
A	15.4%
AA	63.4%
AAA	11.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EIOHX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

California Opportunities    •    Massachusetts    •    New York    •    Ohio

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,227,971
Total Corporate Bonds (identified cost $2,080,000)		$ 2,227,971

Tax-Exempt Municipal Obligations — 90.8%
Security	Principal Amount (000's omitted)	Value
Education — 12.0%
California Educational Facilities Authority, (Stanford University):
5.00%, 6/1/43	$4,885	$ 5,660,934
5.00% to 3/1/35 (Put Date), 3/1/55	4,000	4,641,280
5.25%, 4/1/40	800	961,416
Sustainability Bonds, 5.00%, 4/1/51	5,000	5,636,600
California Enterprise Development Authority, (Campbell Hall Episcopal):
4.00%, 8/1/40(2)	5,000	4,853,750
5.00%, 8/1/40(2)	5,000	5,493,550
California Enterprise Development Authority, (Castilleja School Foundation):
4.00%, 6/1/54	1,120	1,016,075
5.00%, 6/1/49	2,500	2,625,125
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	2,000	1,861,680
4.00%, 6/1/53	2,000	1,836,680
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	13,050,672
4.00%, 12/1/54	6,000	5,716,980
California Enterprise Development Authority, (The Rocklin Academy):
5.00%, 6/1/54(1)	500	496,375
5.00%, 6/1/64(1)	2,920	2,848,694
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.77%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(3)	5,750	5,734,245
California Municipal Finance Authority (St. Ignatius College Preparatory):
5.00%, 9/1/49	2,950	3,134,729
5.00%, 9/1/54	3,800	4,008,354
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	$1,000	$ 982,230
5.00%, 7/1/39(1)	270	282,992
5.00%, 7/1/49(1)	1,000	1,015,630
5.00%, 7/1/59(1)	1,700	1,710,489
California School Finance Authority, (Granada Hills Charter Obligated Group):
5.00%, 7/1/54(1)	1,050	1,056,878
5.00%, 7/1/64(1)	3,000	3,000,540
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	593,039
5.00%, 8/1/38(1)	2,500	2,538,200
University of California:
4.00%, 5/15/40	11,875	11,894,475
4.00%, 5/15/55	4,410	4,141,387
5.00%, 5/15/40	6,200	6,870,344
5.00%, 5/15/42	3,000	3,276,360
5.00%, 5/15/45	2,000	2,153,060
University of California Medical Center, 5.00%, 5/15/47	11,240	11,814,926
		$ 120,907,689
Electric Utilities — 0.3%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$1,190	$ 1,046,427
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,523,319
		$ 2,569,746
General Obligations — 31.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,556,892
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	5,785	4,964,108
0.00%, 8/1/32	6,465	5,185,059
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,960	8,663,905
California:
4.00%, 3/1/37	11,500	11,641,105
4.55%, 12/1/37	1,000	1,048,150
5.00%, 11/1/42	10,000	10,756,700
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,182,466
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,037,983
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	6,640	6,393,855

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	$5,000	$ 4,754,250
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	590	525,106
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,262,064
Folsom Cordova Unified School District, CA:
5.00%, 10/1/33(2)	1,120	1,259,138
5.00%, 10/1/33(2)	1,430	1,607,649
5.00%, 10/1/34(2)	1,260	1,425,526
5.00%, 10/1/35(2)	1,400	1,576,904
5.00%, 10/1/36(2)	1,560	1,747,528
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/54	17,935	16,968,662
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,707,405
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,798,398
4.00%, 8/1/42	2,000	1,982,660
4.00%, 8/1/43	1,695	1,670,490
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	1,900	1,870,645
Kentfield School District, CA:
5.00%, 8/1/35(2)	2,340	2,636,267
5.00%, 8/1/37(2)	1,725	1,920,011
5.00%, 8/1/39(2)	1,000	1,099,300
5.00%, 8/1/40(2)	1,150	1,258,572
5.00%, 8/1/41(2)	985	1,070,892
5.00%, 8/1/42(2)	1,075	1,162,441
5.00%, 8/1/44(2)	1,630	1,751,631
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,704,510
5.25%, 8/1/41	1,000	1,111,110
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,335,037
5.50%, 8/1/43	1,780	2,006,131
5.75%, 8/1/50	4,000	4,488,440
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	4,000	2,426,680
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,090,663
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,457,840
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	$18,000	$ 17,619,480
Madera Unified School District, CA, (Election of 2018):
5.00%, 8/1/43	860	950,180
5.00%, 8/1/46	3,250	3,531,158
Menlo Park City School District, CA, (Election of 2024):
4.00%, 7/1/53(2)	2,500	2,376,850
5.00%, 7/1/50(2)	2,250	2,390,175
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	3,915,778
4.00%, 8/1/40	4,075	4,188,774
4.00%, 8/1/42	2,360	2,378,243
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,000	10,584,970
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,312,276
5.25%, 8/1/41	2,440	2,711,108
5.25%, 8/1/42	2,000	2,210,960
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	400	361,124
3.00%, 9/1/45	8,300	6,689,717
4.00%, 9/1/38	1,000	1,015,660
4.00%, 9/1/39	2,200	2,220,790
4.00%, 9/1/40	1,300	1,306,890
4.00%, 9/1/41	1,100	1,101,771
4.00%, 9/1/42	1,250	1,248,100
North Monterey County Unified School District, CA:
4.00%, 5/1/43	600	587,658
4.00%, 5/1/44	350	342,503
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	9,688,700
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	15,730	11,826,129
Piner-Olivet Union Elementary School District, CA, (Election of 2024), 4.00%, 8/1/50	60	57,407
Placentia-Yorba Linda Unified School District, CA, 3.00%, 8/1/39	2,000	1,734,920
Puerto Rico:
0.00%, 7/1/33	638	437,664
5.625%, 7/1/29	3,045	3,263,570
Riverside Community College District, CA, (Election of 2024):
4.00%, 8/1/41	700	703,633
4.00%, 8/1/43	825	812,023
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	5,780	5,664,053

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Carlos School District, CA, 4.00%, 10/1/43	$1,675	$ 1,674,397
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(4)	15,000	16,081,200
San Diego Unified School District, CA, (Election of 2012):
5.00%, 7/1/43(2)	1,750	1,993,933
5.00%, 7/1/44(2)	550	623,029
5.00%, 7/1/45(2)	730	820,885
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,609,552
4.00%, 9/1/42	2,000	2,004,780
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	1,660	1,576,120
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	3,140	2,931,441
San Rafael City Elementary School District, CA, (Election of 2022), 4.00%, 8/1/42	1,240	1,235,362
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,637,873
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,091,658
South San Francisco Unified School District, CA:
5.00%, 9/1/33(2)	1,150	1,298,948
5.00%, 9/1/34(2)	1,005	1,142,936
5.00%, 9/1/35(2)	1,110	1,270,029
5.00%, 9/1/36(2)	1,010	1,148,865
5.00%, 9/1/37(2)	1,110	1,252,224
Tamalpais Union High School District, CA, (Election of 2024), 4.125%, 8/1/49	15,165	14,928,578
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	7,115	7,122,115
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	1,975,002
4.00%, 8/1/43	2,400	2,380,560
4.00%, 8/1/44	2,640	2,589,814
4.25%, 8/1/50	2,170	2,146,390
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	4,420	4,367,402
		$ 321,241,530
Hospital — 3.9%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,493,999
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
3.00%, 8/15/51	7,565	5,747,282
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Cedars-Sinai Health System): (continued)
5.00%, 8/15/51	$4,620	$ 4,830,256
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	9,360	9,374,133
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	737,786
5.00%, 11/15/35	1,050	1,052,236
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,015,599
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,038,970
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,320	1,367,995
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	506,180
Series 2017A, 5.00%, 11/1/25	800	804,016
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	430,521
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,060,620
University of California Medical Center, 5.00%, 5/15/41	5,000	5,062,550
		$ 39,522,143
Housing — 1.3%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,504,335
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	5,000	4,781,000
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,385	2,326,353
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,155	1,032,581
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,595	1,419,295
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,407,250
		$ 13,470,814
Industrial Development Revenue — 2.0%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$2,000	$ 2,036,600

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	$10,130	$ 10,030,118
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	3,000	2,999,430
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,500	4,503,600
		$ 19,569,748
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,070,558
		$ 2,070,558
Insured - General Obligations — 4.8%
Bassett Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	$1,630	$ 1,763,448
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,000	1,059,690
Byron Union School District, CA, (Election of 2024), (BAM), 4.00%, 8/1/47(2)	1,155	1,097,689
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	1,690	1,794,459
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,698,570
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	2,900	2,854,905
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,130,233
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,111,220
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/41	180	199,192
(BAM), 5.00%, 8/1/42	195	213,484
(BAM), 5.00%, 8/1/43	150	163,494
(BAM), 5.00%, 8/1/44	165	179,134
(BAM), 5.00%, 8/1/45	225	243,009
(BAM), 5.00%, 8/1/50	2,000	2,133,880
(BAM), 5.00%, 8/1/54	2,455	2,607,382
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	3,031,063
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,590,150
Mount Pleasant Elementary School District, CA:
(AGC), 4.00%, 8/1/47	2,540	2,449,169
(AGC), 5.00%, 8/1/37	805	921,500
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mount Pleasant Elementary School District, CA: (continued)
(AGC), 5.00%, 8/1/38	$800	$ 911,528
(AGC), 5.00%, 8/1/39	475	537,980
(AGC), 5.00%, 8/1/40	560	629,272
(AGC), 5.00%, 8/1/41	1,210	1,348,218
(AGC), 5.00%, 8/1/42	845	933,657
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,271,016
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,089,770
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,522,400
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,567,633
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	999,220
		$ 48,052,365
Insured - Hospital — 4.4%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,534,147
California Health Facilities Financing Authority, (Cedars-Sinai Health System), (BAM), 3.00%, 8/15/51	10,000	7,909,600
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 5.00%, 11/1/47	26,505	29,456,067
Cambria Community Healthcare District, CA:
(BAM), 5.00%, 8/1/45	545	583,352
(BAM), 5.00%, 8/1/50	300	317,223
		$ 43,800,389
Insured - Special Tax Revenue — 0.4%
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	$1,000	$ 1,001,890
(BAM), 4.00%, 9/1/42	1,000	973,480
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,108,280
		$ 4,083,650
Insured - Transportation — 0.1%
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	$1,000	$ 1,036,170
		$ 1,036,170

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,370	$ 3,270,686
		$ 3,270,686
Other Revenue — 6.8%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	$7,000	$ 7,346,990
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	2,635	2,770,176
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	8,030	8,387,656
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	20,000	20,954,400
Green Bonds, 5.00% to 9/1/32 (Put Date), 2/1/55	10,000	10,777,000
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,631,521
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,355	4,692,425
California Public Finance Authority, (Hazelden Betty Ford Foundation):
5.00%, 11/1/49	750	773,520
5.00%, 11/1/54	1,975	2,026,153
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	444,193
		$ 68,804,034
Senior Living/Life Care — 1.2%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,503,525
5.25%, 11/15/48	1,645	1,705,075
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,696,652
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	2,510	2,434,123
Green Bonds, 5.00%, 11/15/46(1)	1,075	1,027,485
California Statewide Communities Development Authority, (Moldaw Residences), 5.00%, 11/1/49	2,000	2,100,700
		$ 12,467,560
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,187,571
5.00%, 9/1/38	1,000	1,026,290
Series 2018, 5.00%, 9/1/32	625	646,606
Series 2018, 5.00%, 9/1/34	765	790,987
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	124,911
		$ 3,776,365
Security	Principal Amount (000's omitted)	Value
Transportation — 17.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.17%, (SIFMA + 0.30%), 4/1/56(3)	$5,000	$ 4,940,100
3.32%, (SIFMA + 0.45%), 4/1/56(3)	800	796,968
5.00%, 4/1/43	2,835	3,117,621
5.00%, 4/1/44	4,035	4,412,394
5.00%, 4/1/45	1,600	1,741,904
5.00%, 4/1/53	1,250	1,322,313
(LOC: Barclays Bank PLC), 2.75%, 4/1/55(5)	8,500	8,500,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	2,500	2,589,100
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	7,500	7,500,075
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,608,139
(AMT), 5.00%, 12/31/43	19,220	19,268,242
(AMT), 5.00%, 12/31/47	2,650	2,618,041
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,269,012
(AMT), 5.00%, 5/15/41	10,635	10,639,041
(AMT), 5.00%, 5/15/44	3,700	3,743,216
(AMT), 5.00%, 5/15/45	4,670	4,670,187
(AMT), 5.00%, 5/15/48	2,520	2,539,580
(AMT), 5.00%, 5/15/49	8,900	8,955,714
(AMT), 5.25%, 5/15/48	9,395	9,532,355
(AMT), 5.50%, 5/15/47	10,000	10,496,800
Sacramento County, CA, Airport System Revenue, 5.00%, 7/1/54	3,555	3,772,104
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	5,770	5,869,013
(AMT), 5.00%, 7/1/39	3,000	3,152,610
(AMT), 5.00%, 7/1/42	6,850	7,102,628
(AMT), 5.00%, 7/1/43	7,240	7,475,228
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	4,400	4,414,652
(AMT), 5.00%, 5/1/43	5,015	5,057,126
(AMT), 5.00%, 5/1/46	2,985	2,985,298
(AMT), 5.00%, 5/1/49	5,000	5,036,850
(AMT), 5.75%, 5/1/48	9,500	10,324,600
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	10,000	10,026,800
		$ 178,477,711

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.1%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/48	$7,875	$ 8,104,556
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,841,135
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	15,010	14,714,753
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,754,036
		$ 31,414,480
Total Tax-Exempt Municipal Obligations (identified cost $918,270,959)		$ 914,535,638

Taxable Municipal Obligations — 12.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,415	$ 2,151,717
University of California:
3.063%, 7/1/25	3,825	3,812,148
4.37%, 7/1/41(6)	4,500	4,500,000
		$ 10,463,865
General Obligations — 3.3%
California:
2.40%, 10/1/25	$4,640	$ 4,598,286
7.50%, 4/1/34(7)	8,000	9,263,200
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,098,897
4.812%, 6/1/32	2,870	2,918,847
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,604,476
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,770,819
Palmdale School District, CA, 1.67%, 8/1/29	500	447,780
San Diego Community College District, CA, 2.013%, 8/1/30	2,600	2,312,128
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.446%, 7/1/25	5,000	5,002,650
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	985,553
		$ 33,002,636
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,150	$ 2,176,252
		$ 2,176,252
Housing — 1.3%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,063,100
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	549,235
3.20%, 6/15/56	3,685	2,214,390
		$ 12,826,725
Insured - General Obligations — 0.0%†
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 397,880
		$ 397,880
Insured - Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,794,814
		$ 7,794,814
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 911,090
(BAM), 2.307%, 9/1/31	1,500	1,284,915
		$ 2,196,005
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 6,264,500
(AMBAC), 0.00%, 10/1/27	740	659,680
(AMBAC), 0.00%, 10/1/28	1,010	856,642
San Joaquin Hills Transportation Corridor Agency, CA, (AGM), 2.303%, 1/15/28	7,145	6,768,244
		$ 14,549,066
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,038,820
4.879%, 4/1/29	1,500	1,522,845
4.917%, 4/1/27	2,000	2,022,440
		$ 6,584,105

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,664,288
4.726%, 7/1/27	1,975	2,001,524
4.792%, 7/1/26	1,250	1,260,050
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	791,064
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	250	249,218
3.75%, 9/1/26	250	248,020
		$ 6,214,164
Water and Sewer — 3.1%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 3.044%, 6/1/25	$2,000	$ 1,996,000
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.37%, 7/1/37(6)	29,600	29,600,000
		$ 31,596,000
Total Taxable Municipal Obligations (identified cost $128,994,503)		$ 127,801,512

Short-Term Investments — 1.0%
U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/10/25	$10,000	$ 9,989,388
Total U.S. Treasury Obligations (identified cost $9,989,424)		$ 9,989,388
Total Short-Term Investments (identified cost $9,989,424)		$ 9,989,388
Total Investments — 104.7% (identified cost $1,059,334,886)		$1,054,554,509
Other Assets, Less Liabilities — (4.7)%		$ (47,612,022)
Net Assets — 100.0%		$1,006,942,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $30,310,631 or 3.0% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,636,731
		$ 3,636,731
Education — 23.6%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	$1,300	$ 1,272,531
Massachusetts Development Finance Agency, (Boston College):
5.00%, 7/1/53(1)	2,500	2,613,550
5.00%, 7/1/55	1,500	1,637,610
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/37	2,000	2,228,440
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,550,791
5.00%, 5/1/35	1,660	1,660,664
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,980	2,232,925
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,486,544
5.00%, 7/1/34	2,000	2,251,460
Massachusetts Development Finance Agency, (Phillips Academy), 5.00%, 9/1/39	575	639,458
Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35	1,000	1,156,720
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	3,350	2,371,900
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	752,663
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,581,835
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	950	974,719
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,846,750
University of Massachusetts Building Authority, 5.25%, 11/1/42	2,000	2,063,260
		$ 32,321,820
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 888,780
		$ 888,780
General Obligations — 14.3%
East Longmeadow, MA, 3.00%, 11/1/42	$2,000	$ 1,671,060
Framingham, MA, 3.00%, 12/1/40	1,860	1,591,751
Massachusetts, 5.25%, 10/1/47	2,000	2,120,760
Nauset Regional School District, MA, 4.00%, 5/15/48	2,500	2,342,400
New Bedford, MA, 4.00%, 9/1/47	2,650	2,457,159
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,853,477
Norwood, MA, 4.00%, 9/15/47	2,460	2,307,259
Puerto Rico, 5.625%, 7/1/27	300	310,719
Taunton, MA, 4.00%, 3/1/49	2,610	2,438,862
Tyngsborough, MA, 3.00%, 10/15/42	1,760	1,469,283
		$ 19,562,730
Hospital — 20.0%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,014,360
5.00%, 7/1/34	2,500	2,733,875
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,055	945,691
5.25%, 3/1/54	2,500	2,646,600
(LOC: TD Bank, N.A.), 3.50%, 3/1/48(2)	300	300,000
(LOC: TD Bank, N.A.), 3.50%, 3/1/48(2)	1,500	1,500,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,636,369
Green Bonds, 5.00%, 7/1/44	2,930	2,896,393
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,005,760
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/54	3,500	3,590,650
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	2,002,860
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,285,352
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,824,445
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 3.50%, 7/1/39(2)	1,050	1,050,000

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center): (continued)
(LOC: TD Bank, N.A.), 3.50%, 7/1/44(2)	$1,920	$ 1,920,000
		$ 27,352,355
Housing — 5.6%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(3)	$500	$ 496,560
5.00%, 7/1/44(3)	1,000	1,015,130
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,001,280
Sustainability Bonds, 2.65%, 6/1/26	1,000	990,980
Sustainability Bonds, 3.00%, 12/1/50	1,000	726,560
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,503,925
		$ 7,734,435
Industrial Development Revenue — 1.0%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	$670	$ 616,728
(AMT), 4.875%, 11/1/42(3)	740	702,112
		$ 1,318,840
Insured - Education — 4.5%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$ 6,149,380
		$ 6,149,380
Insured - Special Tax Revenue — 4.0%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,487,217
		$ 5,487,217
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,400,770
		$ 1,400,770
Other Revenue — 1.8%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,500	$ 2,414,625
		$ 2,414,625
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.6%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	$205	$ 212,015
5.00%, 11/15/38(3)	135	138,447
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,000	1,908,920
		$ 2,259,382
Special Tax Revenue — 4.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 198,458
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,170,933
5.25%, 7/1/31	1,240	1,408,789
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,972,660
		$ 5,750,840
Student Loan — 2.3%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,333,416
(AMT), 4.25%, 7/1/32	1,800	1,775,268
		$ 3,108,684
Transportation — 9.3%
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/43	$2,000	$ 2,004,820
(AMT), 5.00%, 7/1/51	4,090	4,161,820
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,393,430
(AMT), 5.00%, 7/1/49	2,500	2,515,200
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	2,500	2,603,100
		$ 12,678,370
Water and Sewer — 2.2%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,010,980
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,071,990
		$ 3,082,970
Total Tax-Exempt Municipal Obligations (identified cost $135,528,226)		$ 135,147,929

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 998,010
		$ 998,010
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 85,570
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,286
		$ 130,856
Special Tax Revenue — 0.7%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 896,180
		$ 896,180
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 2,025,046
Total Investments — 100.2% (identified cost $137,511,076)		$ 137,172,975
Other Assets, Less Liabilities — (0.2)%		$ (298,298)
Net Assets — 100.0%		$ 136,874,677
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $5,288,370 or 3.9% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,198,160
Green Bonds, 5.25%, 9/15/52	3,000	3,173,070
		$ 7,371,230
Education — 8.9%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,281,407
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	231,974
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,088,473
5.00%, 9/1/38	1,480	1,562,525
5.00%, 9/1/39	1,125	1,183,118
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	240,945
Madison County Capital Resource Corp., NY, (Colgate University):
5.00%, 7/1/37(3)	1,000	1,117,670
5.00%, 7/1/38(3)	1,125	1,249,414
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,635,047
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	2,565	2,331,611
5.00%, 7/1/53	2,265	2,383,074
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,819,840
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	2,500	2,715,725
New York Dormitory Authority, (New York University), 4.00%, 7/1/46	3,000	2,809,200
New York Dormitory Authority, (Pace University):
5.25%, 5/1/41	425	456,828
5.50%, 5/1/49	1,500	1,605,240
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,750	1,561,262
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	2,345	2,426,606
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,836,861
		$ 30,536,820
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.0%
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	$3,500	$ 3,824,310
Green Bonds, 5.00%, 9/15/52	3,050	3,189,446
		$ 7,013,756
General Obligations — 9.4%
Nassau County, NY, 4.00%, 4/1/50	$1,500	$ 1,407,240
New York:
5.00%, 3/15/38	1,250	1,389,263
5.00%, 3/15/38	2,250	2,500,672
5.00%, 3/15/39	2,375	2,614,257
5.00%, 3/15/39	2,500	2,807,200
5.00%, 3/15/40	2,125	2,325,345
5.00%, 3/15/40	2,510	2,797,671
New York, NY:
4.00%, 9/1/46	2,000	1,867,220
4.00%, 4/1/50	1,775	1,634,899
5.00%, 8/1/33	2,000	2,239,140
5.25%, 5/1/42	1,665	1,779,519
5.50%, 5/1/44	2,500	2,691,925
5.50%, 5/1/46	2,600	2,777,970
Puerto Rico:
5.625%, 7/1/29	1,634	1,750,772
5.75%, 7/1/31	1,000	1,099,450
Valley Stream, NY:
2.25%, 5/15/27	215	206,467
2.375%, 5/15/28	255	240,373
		$ 32,129,383
Hospital — 3.0%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,569,041
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	505	377,412
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/42	500	523,760
5.25%, 11/1/43	500	522,070
5.50%, 11/1/44	500	529,230
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	1,500	1,311,495
5.00%, 5/1/52	2,025	2,077,002

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (White Plains Hospital Obligated Group), 5.25%, 10/1/49	$285	$ 290,814
		$ 10,200,824
Housing — 5.5%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 692,370
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,091,652
Sustainable Development Bonds, 4.30%, 11/1/45	1,500	1,441,530
Sustainable Development Bonds, 5.00%, 11/1/54	2,000	2,057,700
New York Housing Finance Agency, Sustainability Bonds, 2.60%, 11/1/46	1,500	1,038,555
New York Mortgage Agency:
3.65%, 4/1/32	115	114,898
Social Bonds, 4.55%, 10/1/49	6,000	5,956,740
Social Bonds, 4.875%, 10/1/48	2,000	1,970,200
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,500,325
		$ 18,863,970
Industrial Development Revenue — 4.4%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$930	$ 880,412
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,034,460
(AMT), 5.00%, 10/1/40	4,165	4,237,013
(AMT), 6.00%, 4/1/35	1,335	1,467,218
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,577,857
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,738,600
		$ 14,935,560
Insured - Education — 2.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,490,802
		$ 7,490,802
Insured - Electric Utilities — 2.0%
New York Power Authority, Green Transmission Revenue:
Green Bonds, (AGM), 5.00%, 11/15/48	$1,000	$ 1,051,080
Green Bonds, (AGM), 5.00%, 11/15/53	3,500	3,641,295
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
New York Power Authority, Green Transmission Revenue: (continued)
Green Bonds, (AGM), 5.25%, 11/15/39	$1,000	$ 1,121,230
Green Bonds, (AGM), 5.25%, 11/15/40	1,000	1,113,460
		$ 6,927,065
Insured - Escrowed/Prerefunded — 2.8%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,686,122
		$ 9,686,122
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$2,140	$ 2,014,682
		$ 2,014,682
Insured - Hospital — 0.8%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,500	$ 1,342,935
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	1,400	1,528,758
		$ 2,871,693
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,337,449
(AGM), 4.00%, 3/1/32	1,130	1,150,555
		$ 2,488,004
Insured - Transportation — 2.5%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 2,949,570
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	2,245	2,323,530
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	2,165	2,178,921
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	1,250	1,250,263
		$ 8,702,284

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,171,300
		$ 3,171,300
Other Revenue — 1.2%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$4,000	$ 3,937,280
		$ 3,937,280
Senior Living/Life Care — 1.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,511,340
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,013,540
		$ 6,524,880
Special Tax Revenue — 24.9%
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	$965	$ 880,562
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/43	2,310	2,203,648
4.00%, 8/1/48	3,500	3,246,215
4.375%, 5/1/53	2,000	1,943,840
5.00%, 11/1/33	1,300	1,459,653
5.00%, 11/1/46(1)	5,000	5,186,450
5.00%, 5/1/49	2,000	2,086,900
5.50%, 11/1/45(1)	5,000	5,395,900
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	1,375	1,260,174
4.00%, 3/15/47	1,395	1,283,874
4.00%, 3/15/48	1,930	1,753,193
4.00%, 3/15/54	1,350	1,242,243
5.00%, 3/15/49	2,855	2,944,333
5.00%, 3/15/49	2,000	2,096,200
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,819,780
5.00%, 3/15/45	4,000	4,072,480
5.00%, 3/15/51	1,500	1,565,580
5.00%, 3/15/53	2,000	2,078,980
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,814,640
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	4,000	4,177,400
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$6,445	$ 6,356,897
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/38	3,150	3,484,656
5.25%, 12/1/54	2,500	2,640,600
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,171,030
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,260	1,163,509
Series 2021A, 5.00%, 5/15/51	2,500	2,571,000
Series 2021C, 5.00%, 5/15/51	6,000	6,182,460
Green Bonds, 5.25%, 5/15/47	2,500	2,642,525
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,335,125
5.00%, 5/15/49	6,000	6,245,880
		$ 85,305,727
Transportation — 16.8%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$2,000	$ 1,800,040
Green Bonds, 4.75%, 11/15/45	900	903,222
Green Bonds, 5.00%, 11/15/35	4,550	5,003,908
Green Bonds, 5.00%, 11/15/46	1,500	1,504,695
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,734,320
5.00%, 1/1/49	3,250	3,408,047
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,145	2,230,950
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,047,642
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,525,815
(AMT), 5.00%, 7/1/41	2,150	2,150,280
(AMT), 5.00%, 7/1/46	7,100	7,057,755
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,761,589
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,823
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,155,587
4.00%, 11/1/49	1,170	1,074,680
6.125%, 6/1/94	2,500	2,503,975
(AMT), 5.00%, 8/1/37	2,550	2,665,592

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 5.00%, 1/15/47	$2,000	$ 2,037,360
(AMT), 5.50%, 8/1/52	2,000	2,099,320
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,055,560
5.00%, 11/15/51	7,545	7,747,432
		$ 57,678,592
Water and Sewer — 9.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 4,788,756
5.00%, 6/15/39	4,515	4,524,211
5.00%, 6/15/43	2,500	2,662,675
5.00%, 6/15/47(1)	2,000	2,090,400
5.00%, 6/15/50	5,000	5,143,200
5.00%, 6/15/51	4,000	4,193,680
5.25%, 6/15/52	3,025	3,191,224
Suffolk County Water Authority, NY, 3.25%, 6/1/42	5,000	4,227,100
		$ 30,821,246
Total Tax-Exempt Municipal Obligations (identified cost $347,195,499)		$ 348,671,220

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 806,368
		$ 806,368
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$2,000	$ 2,038,260
$ 2,038,260
Total Taxable Municipal Obligations (identified cost $2,795,101)		$ 2,844,628
Total Investments — 102.5% (identified cost $349,990,600)		$ 351,515,848
Other Assets, Less Liabilities — (2.5)%		$ (8,580,862)
Net Assets — 100.0%		$ 342,934,986
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $8,524,293 or 2.5% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.5%
Ohio Water Development Authority:
5.00%, 12/1/38	$1,000	$ 1,053,860
Green Bonds, 5.00%, 12/1/38	1,000	1,095,000
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,164,060
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.55%, 12/1/54(1)	900	900,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,390	1,511,583
		$ 6,724,503
Education — 17.9%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 869,085
5.00%, 12/1/44	1,250	1,257,538
Kent University, OH, 5.00%, 5/1/36	2,000	2,230,540
Miami University, OH, 4.00%, 9/1/45	2,000	1,842,980
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,026,350
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/31	745	824,141
5.00%, 11/1/32	945	1,052,796
5.00%, 11/1/48	2,250	2,359,372
5.25%, 11/1/46	1,355	1,372,479
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,270,896
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,034,220
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	551,936
5.00%, 2/1/38	1,200	1,272,744
5.00%, 2/1/42	500	529,800
Ohio State University:
5.00%, 12/1/29	1,060	1,153,715
5.25%, 12/1/46	2,000	2,147,860
Green Bonds, 4.00%, 12/1/43	1,725	1,630,660
Ohio University, 5.25%, 12/1/54	3,000	3,199,890
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	337,586
4.00%, 4/1/34	510	512,463
4.00%, 4/1/35	350	349,269
Security	Principal Amount (000's omitted)	Value
Education (continued)
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.): (continued)
4.00%, 4/1/36	$350	$ 346,581
University of Cincinnati, OH:
5.00%, 6/1/47	2,000	2,016,900
5.25%, 6/1/49	4,000	4,239,080
		$ 34,428,881
Electric Utilities — 2.3%
American Municipal Power, Inc., OH, (Combined Hydroelectric), 5.00%, 2/15/48	$1,300	$ 1,352,117
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,007,320
American Municipal Power, Inc., OH, (Meldahl Hydroelectric), Green Bonds, 4.00%, 2/15/34	2,005	2,006,825
		$ 4,366,262
Escrowed/Prerefunded — 0.0%†
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	$20	$ 20,569
		$ 20,569
General Obligations — 17.8%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$705	$ 706,445
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,105,980
Cleveland, OH, 5.00%, 12/1/51	2,000	2,079,420
Columbus, OH, 5.00%, 4/1/39	2,700	2,928,798
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,257,662
Dublin School District, OH, 4.00%, 12/1/48	770	728,767
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,131,675
North Canton City School District, OH, 5.00%, 10/1/49	560	579,152
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,579,475
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,646,050
5.00%, 12/1/47	1,300	1,331,200
Norwalk City School District, OH:
5.00%, 11/1/35	175	191,496
5.00%, 11/1/37	325	352,355
5.00%, 11/1/39	395	424,582
5.00%, 11/1/47	1,440	1,504,526
Ohio, 4.00%, 6/15/40	2,500	2,486,575
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,151,560

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Summit County, OH, 5.00%, 12/1/43	$1,000	$ 1,055,330
Sylvania City School District, OH, 5.00%, 11/1/35	1,000	1,115,850
Toledo City School District, OH, 5.00%, 12/1/37	1,000	1,112,550
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,044,590
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	507,120
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,219,570
		$ 34,240,728
Hospital — 13.6%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,183,687
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	525	495,574
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	956,350
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	5,150	4,715,082
Butler County, OH, (UC Health), 5.00%, 11/15/28	590	601,251
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	768,638
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 11/1/42(1)	300	300,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,200,288
Franklin County, OH, (Trinity Health Credit Group):
3.125% to 5/1/25 (Put Date), 12/1/46	500	499,940
4.00%, 12/1/44	2,445	2,234,339
5.00%, 12/1/46	3,000	3,025,200
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,116,518
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,026,800
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	461,743
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,597,155
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,052,678
4.00%, 1/1/43	2,165	2,061,621
4.00%, 1/1/46	2,000	1,875,180
		$ 26,172,044
Housing — 3.2%
Dayton-Montgomery County Port Authority, OH, (Northcrest Gardens Apartments), Sustainability Bonds, (FNMA), 4.50%, 1/1/41	$1,000	$ 987,880
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.00%, 9/1/39	$375	$ 314,745
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,975	2,886,464
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	935	937,955
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	910	960,796
		$ 6,087,840
Industrial Development Revenue — 3.3%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,631,760
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	996,940
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,656,854
Ohio, (Republic Services, Inc.), 3.40% to 6/2/25 (Put Date), 11/1/35	2,000	1,999,600
		$ 6,285,154
Insured - Electric Utilities — 7.1%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,002,780
(NPFG), 0.00%, 11/15/27	2,540	2,318,512
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,913,420
(NPFG), 0.00%, 2/15/27	2,500	2,343,225
(NPFG), 0.00%, 2/15/28	4,750	4,291,245
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	754,292
		$ 13,623,474
Insured - General Obligations — 14.6%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(2)	$7,500	$ 8,247,675
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,022,744
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	4,776,021
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	3,855,609
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,444,600
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,785,993
		$ 28,132,642

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,567,853
		$ 1,567,853
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	$1,000	$ 955,820
		$ 955,820
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,009,390
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,504,185
		$ 2,513,575
Insured - Water and Sewer — 1.9%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,755,366
		$ 3,755,366
Other Revenue — 4.7%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$2,625	$ 2,541,341
5.00%, 6/1/55	1,245	1,098,962
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/34	300	315,741
5.00%, 1/1/35	500	525,020
5.00%, 1/1/41	725	749,512
Lancaster Port Authority, OH, Gas Supply Revenue, 5.00% to 8/1/30 (Put Date), 2/1/55	2,500	2,636,650
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,085	1,085,271
		$ 8,952,497
Senior Living/Life Care — 1.5%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 872,814
5.25%, 7/1/41	1,500	1,537,140
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,299
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	511,435
		$ 2,926,688
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 198,458
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,253,764
		$ 2,452,222
Transportation — 3.0%
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), 5.25%, 1/1/50	$2,500	$ 2,662,575
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,849,100
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/27	750	793,425
5.00%, 12/15/33	350	380,139
		$ 5,685,239
Water and Sewer — 3.9%
Cleveland, OH, Department of Public Utilities, Division of Water, 5.00%, 1/1/49	$1,075	$ 1,135,404
Cleveland, OH, Water Pollution Control Revenue:
5.00%, 11/15/49	750	779,025
Green Bonds, 5.00%, 11/15/41	945	950,812
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,601,246
Northeast Ohio Regional Sewer District, 5.00%, 11/15/45	1,000	1,070,150
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,902,800
		$ 7,439,437
Total Tax-Exempt Municipal Obligations (identified cost $197,454,559)		$ 196,330,794

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$1,815	$ 1,805,090
Total Taxable Municipal Obligations (identified cost $1,799,445)		$ 1,805,090
Total Investments — 103.2% (identified cost $199,254,004)		$ 198,135,884
Other Assets, Less Liabilities — (3.2)%		$ (6,056,321)
Net Assets — 100.0%		$ 192,079,563
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,855,312 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 16.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$1,059,334,886	$137,511,076	$349,990,600	$199,254,004
Unrealized appreciation (depreciation)	(4,780,377)	(338,101)	1,525,248	(1,118,120)
Investments, at value	$1,054,554,509	$137,172,975	$351,515,848	$198,135,884
Cash	$497,290	$5,380,616	$3,181,247	$248,685
Interest receivable	10,414,490	1,513,074	4,353,454	2,615,431
Receivable for investments sold	2,687,015	—	5,143,530	—
Receivable for Fund shares sold	1,956,839	43,729	563,756	15,791
Trustees' deferred compensation plan	70,799	61,030	111,514	60,667
Total assets	$1,070,180,942	$144,171,424	$364,869,349	$201,076,458
Liabilities
Payable for floating rate notes issued	$12,000,060	$3,654,651	$15,207,710	$8,453,803
Payable for investments purchased	3,048,687	—	3,178,413	—
Payable for when-issued securities	44,968,352	2,647,925	2,395,030	—
Payable for Fund shares redeemed	1,861,677	669,784	461,181	206,285
Distributions payable	584,750	125,505	131,098	35,387
Payable to affiliates:
Investment adviser fee	344,522	43,170	119,746	62,689
Distribution and service fees	45,211	13,133	33,000	14,563
Sub-transfer agency fee	3,060	2,830	7,727	2,990
Trustees' deferred compensation plan	70,799	61,030	111,514	60,667
Interest expense and fees payable	57,859	9,012	162,323	74,438
Accrued expenses	253,478	69,707	126,621	86,073
Total liabilities	$63,238,455	$7,296,747	$21,934,363	$8,996,895
Net Assets	$1,006,942,487	$136,874,677	$342,934,986	$192,079,563
Sources of Net Assets
Paid-in capital	$1,051,301,659	$149,631,094	$377,366,031	$207,902,152
Accumulated loss	(44,359,172)	(12,756,417)	(34,431,045)	(15,822,589)
Net Assets	$1,006,942,487	$136,874,677	$342,934,986	$192,079,563
Class A Shares
Net Assets	$158,485,524	$70,135,939	$164,386,804	$67,663,918
Shares Outstanding	15,846,387	9,077,236	18,048,552	8,292,733
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.00	$7.73	$9.11	$8.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.34	$7.99	$9.42	$8.43
Class C Shares
Net Assets	$13,347,162	$1,338,313	$5,744,373	$3,543,077
Shares Outstanding	1,444,247	173,249	630,374	434,510
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.24	$7.72	$9.11	$8.15

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$835,109,801	$65,400,425	$172,803,809	$120,872,568
Shares Outstanding	83,446,101	8,462,666	18,976,082	14,804,798
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01	$7.73	$9.11	$8.16
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Interest income	$19,965,092	$3,143,399	$7,974,227	$4,044,590
Total investment income	$19,965,092	$3,143,399	$7,974,227	$4,044,590
Expenses
Investment adviser fee	$1,952,756	$272,997	$715,599	$358,012
Distribution and service fees:
Class A	193,892	74,436	171,469	70,861
Class C	67,833	6,913	29,595	17,808
Trustees’ fees and expenses	30,988	4,859	11,557	6,126
Custodian fee	120,314	20,509	43,581	24,408
Transfer and dividend disbursing agent fees	111,612	21,540	67,363	32,738
Legal and accounting services	65,059	36,939	54,508	38,460
Printing and postage	25,835	6,466	14,762	9,184
Registration fees	1,821	7,524	4,105	3,975
Interest expense and fees	57,859	60,817	259,426	148,254
Miscellaneous	82,754	26,820	33,425	36,919
Total expenses	$2,710,723	$539,820	$1,405,390	$746,745
Net investment income	$17,254,369	$2,603,579	$6,568,837	$3,297,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$257,197	$(1,536,398)	$(767,977)	$(240,100)
Net realized gain (loss)	$257,197	$(1,536,398)	$(767,977)	$(240,100)
Change in unrealized appreciation (depreciation):
Investments	$(30,191,140)	$(5,616,566)	$(15,864,289)	$(6,350,249)
Net change in unrealized appreciation (depreciation)	$(30,191,140)	$(5,616,566)	$(15,864,289)	$(6,350,249)
Net realized and unrealized loss	$(29,933,943)	$(7,152,964)	$(16,632,266)	$(6,590,349)
Net decrease in net assets from operations	$(12,679,574)	$(4,549,385)	$(10,063,429)	$(3,292,504)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$17,254,369	$2,603,579	$6,568,837	$3,297,845
Net realized gain (loss)	257,197	(1,536,398)	(767,977)	(240,100)
Net change in unrealized appreciation (depreciation)	(30,191,140)	(5,616,566)	(15,864,289)	(6,350,249)
Net decrease in net assets from operations	$(12,679,574)	$(4,549,385)	$(10,063,429)	$(3,292,504)
Distributions to shareholders:
Class A	$(2,556,223)	$(1,253,054)	$(3,067,060)	$(1,179,482)
Class C	(172,418)	(19,034)	(87,966)	(48,274)
Class I	(14,155,755)	(1,303,084)	(3,316,674)	(2,030,686)
Total distributions to shareholders	$(16,884,396)	$(2,575,172)	$(6,471,700)	$(3,258,442)
Transactions in shares of beneficial interest:
Class A	$11,169,844	$(5,964,648)	$(5,686,414)	$(4,788,896)
Class C	(413,961)	(136,932)	(718,636)	(374,272)
Class I	83,469,399	(16,383,235)	3,051,374	15,135,149
Net increase (decrease) in net assets from Fund share transactions	$94,225,282	$(22,484,815)	$(3,353,676)	$9,971,981
Net increase (decrease) in net assets	$64,661,312	$(29,609,372)	$(19,888,805)	$3,421,035
Net Assets
At beginning of period	$942,281,175	$166,484,049	$362,823,791	$188,658,528
At end of period	$1,006,942,487	$136,874,677	$342,934,986	$192,079,563

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$30,708,601	$5,277,446	$12,612,429	$6,305,855
Net realized gain (loss)	3,100,366	(919,472)	(6,767,502)	(2,130,591)
Net change in unrealized appreciation (depreciation)	44,953,624	9,755,851	35,508,430	14,023,599
Net increase in net assets from operations	$78,762,591	$14,113,825	$41,353,357	$18,198,863
Distributions to shareholders:
Class A	$(4,300,985)	$(2,637,587)	$(6,167,283)	$(2,483,187)
Class C	(416,910)	(67,151)	(209,586)	(106,559)
Class I	(25,405,471)	(2,529,754)	(6,052,909)	(3,743,742)
Total distributions to shareholders	$(30,123,366)	$(5,234,492)	$(12,429,778)	$(6,333,488)
Transactions in shares of beneficial interest:
Class A	$28,297,420	$(2,382,961)	$(14,331,106)	$(8,729,974)
Class C	(3,475,163)	(2,222,282)	(2,911,295)	(787,649)
Class I	160,028,791	14,986,052	5,924,519	(3,715,601)
Net increase (decrease) in net assets from Fund share transactions	$184,851,048	$10,380,809	$(11,317,882)	$(13,233,224)
Net increase (decrease) in net assets	$233,490,273	$19,260,142	$17,605,697	$(1,367,849)
Net Assets
At beginning of year	$708,790,902	$147,223,907	$345,218,094	$190,026,377
At end of year	$942,281,175	$166,484,049	$362,823,791	$188,658,528

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.31	$9.68	$9.66	$10.99	$10.93	$10.80
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.35	$0.32	$0.17	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.31)	0.62	0.01(2)	(1.29)	0.09	0.18
Total income (loss) from operations	$(0.14)	$0.97	$0.33	$(1.12)	$0.23	$0.38
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.31)	$(0.17)	$(0.14)	$(0.21)
From net realized gain	—	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.17)	$(0.34)	$(0.31)	$(0.21)	$(0.17)	$(0.25)
Net asset value — End of period	$10.00	$10.31	$9.68	$9.66	$10.99	$10.93
Total Return(3)	(1.40)%(4)	10.16%	3.37%	(10.35)%	2.06%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,486	$152,008	$116,041	$117,491	$145,636	$147,662
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.75%(6)	0.75%	0.75%	0.71%	0.69%	0.71%
Interest and fee expense(7)	0.01%(6)	—	—	—	—	0.01%
Total expenses	0.76%(6)	0.75%	0.75%	0.71%	0.69%	0.72%
Net expenses	0.76%(6)	0.75%	0.75%	0.71%	0.69%	0.72%
Net investment income	3.37%(6)	3.44%	3.17%	1.59%	1.23%	1.88%
Portfolio Turnover	77%(4)	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.52	$8.95	$8.93	$10.15	$10.11	$9.99
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.25	$0.22	$0.08	$0.05	$0.11
Net realized and unrealized gain (loss)	(0.28)	0.56	0.02(2)	(1.18)	0.07	0.17
Total income (loss) from operations	$(0.16)	$0.81	$0.24	$(1.10)	$0.12	$0.28
Less Distributions
From net investment income	$(0.12)	$(0.24)	$(0.22)	$(0.08)	$(0.05)	$(0.12)
From net realized gain	—	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.12)	$(0.24)	$(0.22)	$(0.12)	$(0.08)	$(0.16)
Net asset value — End of period	$9.24	$9.52	$8.95	$8.93	$10.15	$10.11
Total Return(3)	(1.70)%(4)	9.20%	2.62%	(10.92)%	1.16%	2.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,347	$14,169	$16,663	$19,575	$30,823	$28,977
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.50%(6)	1.50%	1.50%	1.46%	1.44%	1.46%
Interest and fee expense(7)	0.01%(6)	—	—	—	—	0.01%
Total expenses	1.51%(6)	1.50%	1.50%	1.46%	1.44%	1.47%
Net expenses	1.51%(6)	1.50%	1.50%	1.46%	1.44%	1.47%
Net investment income	2.62%(6)	2.70%	2.42%	0.81%	0.48%	1.13%
Portfolio Turnover	77%(4)	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.31	$9.69	$9.67	$10.99	$10.94	$10.81
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.37	$0.34	$0.19	$0.16	$0.23
Net realized and unrealized gain (loss)	(0.30)	0.62	0.02(2)	(1.28)	0.08	0.18
Total income (loss) from operations	$(0.12)	$0.99	$0.36	$(1.09)	$0.24	$0.41
Less Distributions
From net investment income	$(0.18)	$(0.37)	$(0.34)	$(0.19)	$(0.16)	$(0.24)
From net realized gain	—	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.18)	$(0.37)	$(0.34)	$(0.23)	$(0.19)	$(0.28)
Net asset value — End of period	$10.01	$10.31	$9.69	$9.67	$10.99	$10.94
Total Return(3)	(1.18)%(4)	10.32%	3.63%	(10.03)%	2.22%	3.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$835,110	$776,104	$576,087	$443,039	$572,453	$410,090
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.50%(6)	0.50%	0.50%	0.46%	0.44%	0.46%
Interest and fee expense(7)	0.01%(6)	—	—	—	—	0.01%
Total expenses	0.51%(6)	0.50%	0.50%	0.46%	0.44%	0.47%
Net expenses	0.51%(6)	0.50%	0.50%	0.46%	0.44%	0.47%
Net investment income	3.62%(6)	3.69%	3.43%	1.83%	1.47%	2.08%
Portfolio Turnover	77%(4)	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.10	$7.63	$7.65	$8.97	$9.03	$8.98
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.24	$0.18	$0.17	$0.21
Net realized and unrealized gain (loss)	(0.37)	0.47	(0.02)	(1.32)	(0.06)	0.07
Total income (loss) from operations	$(0.24)	$0.73	$0.22	$(1.14)	$0.11	$0.28
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.24)	$(0.18)	$(0.17)	$(0.23)
Total distributions	$(0.13)	$(0.26)	$(0.24)	$(0.18)	$(0.17)	$(0.23)
Net asset value — End of period	$7.73	$8.10	$7.63	$7.65	$8.97	$9.03
Total Return(2)	(2.95)%(3)	9.68%	2.75%	(12.89)%	1.23%	3.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,136	$79,640	$77,294	$73,926	$96,499	$100,099
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74%(5)	0.72%	0.70%	0.68%	0.65%	0.68%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	0.82%(5)	0.81%	0.79%	0.70%	0.66%	0.71%
Net expenses	0.82%(5)	0.81%	0.79%	0.70%	0.66%	0.71%
Net investment income	3.41%(5)	3.30%	2.99%	2.09%	1.83%	2.30%
Portfolio Turnover	35%(3)	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.10	$7.63	$7.65	$8.96	$9.04	$8.99
Income (Loss) From Operations
Net investment income(1)	$0.10	$0.20	$0.18	$0.11	$0.10	$0.14
Net realized and unrealized gain (loss)	(0.38)	0.47	(0.02)	(1.31)	(0.07)	0.07
Total income (loss) from operations	$(0.28)	$0.67	$0.16	$(1.20)	$0.03	$0.21
Less Distributions
From net investment income	$(0.10)	$(0.20)	$(0.18)	$(0.11)	$(0.11)	$(0.16)
Total distributions	$(0.10)	$(0.20)	$(0.18)	$(0.11)	$(0.11)	$(0.16)
Net asset value — End of period	$7.72	$8.10	$7.63	$7.65	$8.96	$9.04
Total Return(2)	(3.44)%(3)	8.86%	1.99%	(13.45)%	0.39%	2.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,338	$1,544	$3,581	$4,452	$8,464	$9,811
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.47%	1.45%	1.43%	1.40%	1.43%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	1.57%(5)	1.56%	1.54%	1.45%	1.41%	1.46%
Net expenses	1.57%(5)	1.56%	1.54%	1.45%	1.41%	1.46%
Net investment income	2.66%(5)	2.54%	2.24%	1.31%	1.08%	1.56%
Portfolio Turnover	35%(3)	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.10	$7.63	$7.66	$8.97	$9.03	$8.98
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.25	$0.19	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.37)	0.47	(0.03)	(1.31)	(0.05)	0.07
Total income (loss) from operations	$(0.23)	$0.75	$0.22	$(1.12)	$0.13	$0.29
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.25)	$(0.19)	$(0.19)	$(0.24)
Total distributions	$(0.14)	$(0.28)	$(0.25)	$(0.19)	$(0.19)	$(0.24)
Net asset value — End of period	$7.73	$8.10	$7.63	$7.66	$8.97	$9.03
Total Return(2)	(2.85)%(3)	9.90%	2.82%	(12.60)%	1.42%	3.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,400	$85,300	$66,350	$60,667	$99,684	$96,780
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54%(5)	0.52%	0.50%	0.48%	0.45%	0.48%
Interest and fee expense(6)	0.08%(5)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	0.62%(5)	0.61%	0.59%	0.50%	0.46%	0.51%
Net expenses	0.62%(5)	0.61%	0.59%	0.50%	0.46%	0.51%
Net investment income	3.61%(5)	3.50%	3.19%	2.27%	2.03%	2.48%
Portfolio Turnover	35%(3)	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.54	$8.77	$8.79	$10.40	$10.47	$10.38
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.32	$0.28	$0.19	$0.16	$0.22
Net realized and unrealized gain (loss)	(0.43)	0.77	(0.03)	(1.53)	0.18	0.10
Total income (loss) from operations	$(0.26)	$1.09	$0.25	$(1.34)	$0.34	$0.32
Less Distributions
From net investment income	$(0.17)	$(0.32)	$(0.27)	$(0.19)	$(0.16)	$(0.23)
From net realized gain	—	—	—	(0.08)	(0.25)	—
Total distributions	$(0.17)	$(0.32)	$(0.27)	$(0.27)	$(0.41)	$(0.23)
Net asset value — End of period	$9.11	$9.54	$8.77	$8.79	$10.40	$10.47
Total Return(2)	(2.79)%(3)	12.57%	2.77%	(13.09)%	3.30%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,387	$178,093	$177,164	$184,700	$250,441	$240,960
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.73%(5)	0.72%	0.71%	0.68%	0.65%	0.67%
Interest and fee expense(6)	0.15%(5)	0.17%	0.13%	0.00%(7)	—	—
Total expenses	0.88%(5)	0.89%	0.84%	0.68%	0.65%	0.67%
Net expenses	0.88%(5)	0.89%	0.84%	0.68%	0.65%	0.67%
Net investment income	3.63%(5)	3.48%	3.00%	1.96%	1.55%	2.07%
Portfolio Turnover	34%(3)	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.55	$8.77	$8.80	$10.40	$10.47	$10.39
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.21	$0.12	$0.09	$0.14
Net realized and unrealized gain (loss)	(0.44)	0.78	(0.04)	(1.52)	0.17	0.09
Total income (loss) from operations	$(0.31)	$1.03	$0.17	$(1.40)	$0.26	$0.23
Less Distributions
From net investment income	$(0.13)	$(0.25)	$(0.20)	$(0.12)	$(0.08)	$(0.15)
From net realized gain	—	—	—	(0.08)	(0.25)	—
Total distributions	$(0.13)	$(0.25)	$(0.20)	$(0.20)	$(0.33)	$(0.15)
Net asset value — End of period	$9.11	$9.55	$8.77	$8.80	$10.40	$10.47
Total Return(2)	(3.25)%(3)	11.84%	1.89%	(13.65)%	2.53%	2.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,744	$6,756	$8,975	$12,833	$22,375	$31,347
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.48%(5)	1.48%	1.46%	1.43%	1.40%	1.42%
Interest and fee expense(6)	0.15%(5)	0.17%	0.13%	0.00%(7)	—	—
Total expenses	1.63%(5)	1.65%	1.59%	1.43%	1.40%	1.42%
Net expenses	1.63%(5)	1.65%	1.59%	1.43%	1.40%	1.42%
Net investment income	2.88%(5)	2.73%	2.24%	1.19%	0.81%	1.33%
Portfolio Turnover	34%(3)	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.54	$8.77	$8.79	$10.39	$10.47	$10.38
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.34	$0.29	$0.21	$0.18	$0.24
Net realized and unrealized gain (loss)	(0.43)	0.77	(0.02)	(1.52)	0.17	0.10
Total income (loss) from operations	$(0.25)	$1.11	$0.27	$(1.31)	$0.35	$0.34
Less Distributions
From net investment income	$(0.18)	$(0.34)	$(0.29)	$(0.21)	$(0.18)	$(0.25)
From net realized gain	—	—	—	(0.08)	(0.25)	—
Total distributions	$(0.18)	$(0.34)	$(0.29)	$(0.29)	$(0.43)	$(0.25)
Net asset value — End of period	$9.11	$9.54	$8.77	$8.79	$10.39	$10.47
Total Return(2)	(2.69)%(3)	12.79%	2.98%	(12.83)%	3.41%	3.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172,804	$177,975	$159,079	$146,582	$191,239	$165,573
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.53%(5)	0.52%	0.51%	0.48%	0.45%	0.47%
Interest and fee expense(6)	0.15%(5)	0.17%	0.13%	0.00%(7)	—	—
Total expenses	0.68%(5)	0.69%	0.64%	0.48%	0.45%	0.47%
Net expenses	0.68%(5)	0.69%	0.64%	0.48%	0.45%	0.47%
Net investment income	3.84%(5)	3.68%	3.20%	2.16%	1.74%	2.27%
Portfolio Turnover	34%(3)	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(7)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.45	$7.93	$8.02	$9.26	$9.32	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.24	$0.23	$0.24	$0.26
Net realized and unrealized gain (loss)	(0.29)	0.52	(0.09)	(1.24)	(0.06)	0.11
Total income (loss) from operations	$(0.15)	$0.79	$0.15	$(1.01)	$0.18	$0.37
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.24)	$(0.23)	$(0.24)	$(0.26)
Total distributions	$(0.14)	$(0.27)	$(0.24)	$(0.23)	$(0.24)	$(0.26)
Net asset value — End of period	$8.16	$8.45	$7.93	$8.02	$9.26	$9.32
Total Return(2)	(1.81)%(3)	10.05%	1.81%	(11.06)%	1.95%	4.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,664	$74,900	$78,705	$89,734	$111,629	$105,917
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.73%(5)	0.73%	0.70%	0.70%	0.68%	0.69%
Interest and fee expense(6)	0.16%(5)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	0.89%(5)	0.91%	0.86%	0.75%	0.71%	0.76%
Net expenses	0.89%(5)	0.91%	0.86%	0.75%	0.71%	0.76%
Net investment income	3.37%(5)	3.21%	2.95%	2.66%	2.60%	2.84%
Portfolio Turnover	21%(3)	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.44	$7.93	$8.01	$9.26	$9.32	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.20	$0.18	$0.17	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.29)	0.52	(0.08)	(1.25)	(0.06)	0.12
Total income (loss) from operations	$(0.18)	$0.72	$0.10	$(1.08)	$0.11	$0.31
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.18)	$(0.17)	$(0.17)	$(0.19)
Total distributions	$(0.11)	$(0.21)	$(0.18)	$(0.17)	$(0.17)	$(0.19)
Net asset value — End of period	$8.15	$8.44	$7.93	$8.01	$9.26	$9.32
Total Return(2)	(2.19)%(3)	9.10%	1.17%	(11.84)%	1.19%	3.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,543	$4,050	$4,561	$6,697	$11,078	$10,805
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49%(5)	1.48%	1.46%	1.45%	1.43%	1.44%
Interest and fee expense(6)	0.16%(5)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	1.65%(5)	1.66%	1.62%	1.50%	1.46%	1.51%
Net expenses	1.65%(5)	1.66%	1.62%	1.50%	1.46%	1.51%
Net investment income	2.62%(5)	2.46%	2.19%	1.90%	1.85%	2.09%
Portfolio Turnover	21%(3)	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.45	$7.94	$8.02	$9.27	$9.33	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.26	$0.25	$0.26	$0.28
Net realized and unrealized gain (loss)	(0.29)	0.51	(0.08)	(1.25)	(0.06)	0.12
Total income (loss) from operations	$(0.14)	$0.79	$0.18	$(1.00)	$0.20	$0.40
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.26)	$(0.25)	$(0.26)	$(0.28)
Total distributions	$(0.15)	$(0.28)	$(0.26)	$(0.25)	$(0.26)	$(0.28)
Net asset value — End of period	$8.16	$8.45	$7.94	$8.02	$9.27	$9.33
Total Return(2)	(1.72)%(3)	10.13%	2.14%	(10.98)%	2.16%	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,873	$109,709	$106,759	$93,156	$73,812	$63,267
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.53%(5)	0.53%	0.50%	0.50%	0.48%	0.49%
Interest and fee expense(6)	0.16%(5)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	0.69%(5)	0.71%	0.66%	0.55%	0.51%	0.56%
Net expenses	0.69%(5)	0.71%	0.66%	0.55%	0.51%	0.56%
Net investment income	3.57%(5)	3.41%	3.15%	2.87%	2.80%	3.04%
Portfolio Turnover	21%(3)	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$12,000,060	$3,654,651	$15,207,710	$ 8,453,803
Interest Rate or Range of Interest Rates (%)	2.90	2.90	2.90	2.96 - 2.99
Collateral for Floating Rate Notes Outstanding	$16,081,200	$6,149,380	$20,041,940	$12,962,758
For the six months ended March 31, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$ 4,483,516	$3,640,000	$15,200,000	$ 8,435,000
Average Interest Rate	2.59%	3.35%	3.42%	3.52%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2025.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$23,571,073	$3,989,987	$12,613,131	$7,294,696
Long-term	$16,558,242	$7,094,378	$22,780,183	$7,655,576

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$1,047,145,221	$133,655,190	$334,492,598	$190,273,727
Gross unrealized appreciation	$9,133,824	$2,808,809	$6,421,186	$3,202,787
Gross unrealized depreciation	(13,724,596)	(2,945,675)	(4,605,646)	(3,794,433)
Net unrealized appreciation (depreciation)	$(4,590,772)	$(136,866)	$1,815,540	$(591,646)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$1,952,756	$272,997	$715,599	$358,012
Effective Annual Rate	0.40%	0.37%	0.41%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2025 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$4,946	$4,425	$12,888	$4,681
EVD's Class A Sales Charges	$3,921	$1,520	$1,477	$3,053
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$5,791	$1,950	$660	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$193,892	$74,436	$171,469	$70,861

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$50,875	$5,457	$23,365	$14,059
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$16,958	$1,456	$6,230	$3,749
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$5,208	$ —	$ —(1)	$ —
Class C	$577	$ —(1)	$ —	$ —
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2025 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$905,957,059	$51,953,527	$122,338,921	$49,142,612
Sales	$797,583,488	$73,933,396	$138,735,314	$40,136,180

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
California Opportunities Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,637,253	$ 26,823,740	5,202,953	$ 52,722,344
Issued to shareholders electing to receive payments of distributions in Fund shares	199,872	2,028,927	349,084	3,523,217
Redemptions	(1,738,667)	(17,682,823)	(2,789,525)	(27,948,141)
Net increase	1,098,458	$ 11,169,844	2,762,512	$ 28,297,420
Class C
Sales	141,579	$ 1,327,238	295,656	$ 2,764,543
Issued to shareholders electing to receive payments of distributions in Fund shares	17,936	168,256	43,260	402,945
Redemptions	(202,955)	(1,909,455)	(713,777)	(6,642,651)
Net decrease	(43,440)	$ (413,961)	(374,861)	$ (3,475,163)
Class I
Sales	18,073,724	$183,804,634	42,003,134	$423,104,978
Issued to shareholders electing to receive payments of distributions in Fund shares	1,118,694	11,361,407	2,050,589	20,718,440
Redemptions	(10,995,207)	(111,696,642)	(28,267,847)	(283,794,627)
Net increase	8,197,211	$ 83,469,399	15,785,876	$160,028,791
Massachusetts Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	363,832	$ 2,891,725	1,475,715	$11,682,258
Issued to shareholders electing to receive payments of distributions in Fund shares	125,630	992,641	268,535	2,137,461
Redemptions	(1,247,035)	(9,849,014)	(2,042,173)	(16,202,680)
Net decrease	(757,573)	$(5,964,648)	(297,923)	$(2,382,961)

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	5,058	$ 40,375	33,995	$ 271,306
Issued to shareholders electing to receive payments of distributions in Fund shares	2,215	17,491	7,982	63,397
Redemptions	(24,728)	(194,798)	(320,772)	(2,556,985)
Net decrease	(17,455)	$ (136,932)	(278,795)	$(2,222,282)
Class I
Sales	1,929,067	$15,272,765	5,054,098	$40,375,494
Issued to shareholders electing to receive payments of distributions in Fund shares	95,818	757,212	198,970	1,583,141
Redemptions	(4,093,952)	(32,413,212)	(3,417,540)	(26,972,583)
Net increase (decrease)	(2,069,067)	$(16,383,235)	1,835,528	$14,986,052
New York Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	925,940	$ 8,649,909	1,748,056	$16,203,268
Issued to shareholders electing to receive payments of distributions in Fund shares	288,377	2,688,525	576,288	5,377,817
Redemptions	(1,829,790)	(17,024,848)	(3,867,688)	(35,912,191)
Net decrease	(615,473)	$(5,686,414)	(1,543,344)	$(14,331,106)
Class C
Sales	15,761	$ 149,822	89,650	$ 838,432
Issued to shareholders electing to receive payments of distributions in Fund shares	8,384	78,242	19,993	186,462
Redemptions	(101,458)	(946,700)	(425,152)	(3,936,189)
Net decrease	(77,313)	$ (718,636)	(315,509)	$(2,911,295)
Class I
Sales	2,546,742	$23,774,705	5,568,039	$51,890,144
Issued to shareholders electing to receive payments of distributions in Fund shares	310,114	2,890,807	565,083	5,274,504
Redemptions	(2,536,059)	(23,614,138)	(5,625,999)	(51,240,129)
Net increase	320,797	$ 3,051,374	507,123	$ 5,924,519

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	212,269	$ 1,757,801	587,517	$ 4,834,411
Issued to shareholders electing to receive payments of distributions in Fund shares	127,672	1,058,336	268,850	2,230,957
Redemptions	(915,975)	(7,605,033)	(1,910,930)	(15,795,342)
Net decrease	(576,034)	$(4,788,896)	(1,054,563)	$(8,729,974)
Class C
Sales	46,806	$ 387,774	60,726	$ 506,581
Issued to shareholders electing to receive payments of distributions in Fund shares	5,404	44,769	11,952	99,080
Redemptions	(97,546)	(806,815)	(168,287)	(1,393,310)
Net decrease	(45,336)	$ (374,272)	(95,609)	$ (787,649)
Class I
Sales	3,231,540	$26,820,675	3,679,988	$30,350,482
Issued to shareholders electing to receive payments of distributions in Fund shares	233,886	1,939,134	428,499	3,558,723
Redemptions	(1,643,338)	(13,624,660)	(4,578,219)	(37,624,806)
Net increase (decrease)	1,822,088	$15,135,149	(469,732)	$(3,715,601)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,227,971	$ —	$ 2,227,971
Tax-Exempt Municipal Obligations	—	914,535,638	—	914,535,638
Taxable Municipal Obligations	—	127,801,512	—	127,801,512
Short-Term Investments	—	9,989,388	—	9,989,388
Total Investments	$ —	$1,054,554,509	$ —	$1,054,554,509
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 135,147,929	$ —	$ 135,147,929
Taxable Municipal Obligations	—	2,025,046	—	2,025,046
Total Investments	$ —	$ 137,172,975	$ —	$ 137,172,975
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 348,671,220	$ —	$ 348,671,220
Taxable Municipal Obligations	—	2,844,628	—	2,844,628
Total Investments	$ —	$ 351,515,848	$ —	$ 351,515,848
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 196,330,794	$ —	$ 196,330,794
Taxable Municipal Obligations	—	1,805,090	—	1,805,090
Total Investments	$ —	$ 198,135,884	$ —	$ 198,135,884

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MUNI4-NCSR    3.31.25

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 94,963
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,411
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,360,142
4.00%, 4/1/44	1,500	1,395,765
University of California, 5.00%, 5/15/44	2,220	2,396,757
University of Delaware, (SPA: TD Bank, N.A.), 3.55%, 11/1/35(1)	1,675	1,675,000
		$ 6,944,038
Electric Utilities — 2.6%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,009,624
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	1,730	1,850,252
South Carolina Public Service Authority:
5.00%, 12/1/40	1,000	1,073,420
5.25%, 12/1/54	800	835,984
		$ 4,769,280
Escrowed/Prerefunded — 3.2%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,222,390
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,695,375
		$ 5,917,765
General Obligations — 18.7%
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	$1,110	$ 965,556
3.25%, 8/1/44	1,000	854,130
Chicago Board of Education, IL:
5.00%, 12/1/42	390	373,125
5.00%, 12/1/44	2,000	1,919,820
Chicago, IL:
5.00%, 1/1/39	1,400	1,416,688
5.00%, 1/1/43	1,000	1,016,810
Falls Church, VA, 3.00%, 7/15/42	1,445	1,176,028
Houston, TX, 4.125%, 3/1/51	1,510	1,412,756
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	$3,000	$ 3,107,940
Illinois:
4.00%, 11/1/40	1,000	935,910
5.50%, 5/1/39	205	216,642
5.50%, 3/1/42	2,300	2,451,915
5.75%, 5/1/45	210	222,358
New York, NY:
4.00%, 9/1/46	2,000	1,867,220
4.00%, 4/1/50	1,775	1,634,899
5.00%, 8/1/35	1,060	1,194,790
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,784,930
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,825,880
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,793,487
		$ 34,170,884
Hospital — 9.6%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,556,325
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,001,800
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,036,170
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,748,799
5.00%, 6/1/37	1,000	1,002,680
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	455,490
Franklin County, OH, (Nationwide Children's Hospital), (SPA: JPMorgan Chase Bank, N.A.), 3.55%, 11/1/42(1)	700	700,000
Minneapolis St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/41	1,500	1,631,865
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,035,937
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,081,751
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,370,322
		$ 17,621,139

1
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.1%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,071,200
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,485	2,506,520
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	505,415
5.00%, 7/1/42	1,250	1,251,387
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 5,619,522
Industrial Development Revenue — 0.6%
Mississippi Business Finance Corp., MS, (Chevron USA, Inc.), 3.80%, 12/1/30(1)	$1,000	$ 1,000,000
		$ 1,000,000
Insured - Education — 0.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,570	$ 1,695,663
		$ 1,695,663
Insured - Electric Utilities — 1.4%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,486,533
		$ 2,486,533
Insured - General Obligations — 1.7%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,157,105
		$ 3,157,105
Insured - Hospital — 1.2%
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AGC), 5.50%, 10/1/54	$2,000	$ 2,130,040
		$ 2,130,040
Insured - Lease Revenue/Certificates of Participation — 3.8%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,909,280
		$ 6,909,280
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,054,723
		$ 1,054,723
Insured - Special Tax Revenue — 8.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,679,166
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,277,020
(NPFG), 5.50%, 1/1/30	2,565	2,840,507
		$ 15,796,693
Insured - Transportation — 8.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,472,424
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	11,738,870
		$ 15,211,294
Lease Revenue/Certificates of Participation — 2.8%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,022,460
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,163,520
		$ 5,185,980
Other Revenue — 3.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,412,320
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	350	367,955
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	783,405
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,761,310
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,571,220
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	100	104,232
		$ 6,468,442
Senior Living/Life Care — 3.7%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	$25	$ 24,375
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	991,294

2
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(3)	$265	$ 258,584
5.625%, 7/1/46(3)	360	353,444
5.75%, 7/1/54(3)	775	751,673
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	995,510
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,665,133
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,731,073
		$ 6,771,086
Special Tax Revenue — 11.7%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,275	$ 2,079,373
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,563,375
Louisiana, Gasoline and Fuels Tax Revenue, Series A-2, (LOC: TD Bank, N.A.), 3.55%, 5/1/43(1)	200	200,000
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,312,950
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	982,390
4.00%, 5/1/45	1,380	1,279,701
5.00%, 11/1/34	215	241,785
5.00%, 11/1/46(4)	2,000	2,074,580
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	955	889,048
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	835	760,860
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,092,600
5.00%, 7/1/58	2,817	2,778,492
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,079,860
		$ 21,335,014
Transportation — 8.9%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(4)	$2,000	$ 2,107,820
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	1,010	1,054,400
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,109,940
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY:
5.25%, 11/15/45	$1,000	$ 1,051,300
Green Bonds, 4.75%, 11/15/45	225	225,805
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,256,200
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,056,910
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,199,792
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,469,160
Texas Transportation Commission, 0.00%, 8/1/40	1,000	483,310
Triborough Bridge and Tunnel Authority, NY, 4.00%, 11/15/54	2,500	2,280,575
		$ 16,295,212
Water and Sewer — 2.6%
JEA, FL, Water and Sewer System Revenue, Series 2025-A, 5.25%, 10/1/49	$1,720	$ 1,843,307
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	2,000	1,820,820
5.25%, 6/15/52(4)	1,000	1,054,950
		$ 4,719,077
Total Tax-Exempt Municipal Obligations (identified cost $183,665,053)		$ 185,258,770
Total Investments — 101.3% (identified cost $183,665,053)		$ 185,258,770
Other Assets, Less Liabilities — (1.3)%		$ (2,320,222)
Net Assets — 100.0%		$ 182,938,548
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $3,119,149 or 1.7% of the Fund's net assets.

3
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	17.2%
New York	13.1%
Others, representing less than 10% individually	71.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 15.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,650	$ 7,410,931
Total Corporate Bonds (identified cost $6,956,604)		$ 7,410,931

Tax-Exempt Municipal Obligations — 100.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47(1)	$10,000	$ 10,495,400
Green Bonds, 5.25%, 9/15/52	10,000	10,576,900
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.55%, 12/1/54(2)	29,625	29,625,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,440	1,294,733
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,845	9,618,672
Texas Water Development Board, 4.00%, 10/15/49	6,950	6,352,369
		$ 67,963,074
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 7.5%
California Educational Facilities Authority, (Stanford University), 5.00%, 3/15/39	$10,800	$ 12,673,692
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	38,540
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/36(4)	26,480	30,012,167
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	11,855	12,063,767
(LOC: TD Bank, N.A.), 3.50%, 10/1/42(2)	18,000	18,000,000
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	16,500	19,023,015
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	$5,125	$ 5,411,436
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	4,115	3,740,576
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	9,360	9,690,876
Ohio State University, 5.25%, 12/1/46	14,315	15,373,308
Oregon State University:
4.00%, 4/1/44	4,470	4,289,412
5.00%, 4/1/45	6,580	7,047,838
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,235	4,851,850
Texas A&M University, 4.00%, 5/15/49	5,000	4,703,800
Texas Tech University System, 4.00%, 2/15/44	11,825	11,286,253
University of Alabama:
4.00%, 7/1/43	4,830	4,648,923
4.00%, 7/1/44	7,490	7,069,437
University of Arkansas, 5.00%, 12/1/45	2,705	2,809,873
University of California:
5.00%, 5/15/39	10,000	11,160,500
5.00%, 5/15/40	12,500	13,851,500
5.00%, 5/15/53	15,500	16,522,845
University of California Medical Center, 5.00%, 5/15/47	28,170	29,610,895
University of Cincinnati, OH, 5.25%, 6/1/49	10,000	10,597,700
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	20,411,400
University of Oregon:
5.00%, 4/1/48	12,470	12,773,645
5.00%, 4/1/50	12,500	12,912,125
University of Texas System, 5.00%, 7/1/39(4)	12,145	13,820,767
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	3,370	3,032,124
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	11,100	10,427,340
		$ 327,855,604
Electric Utilities — 3.2%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,449,100
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,535	15,546,807
5.00%, 3/1/46	4,760	5,008,996
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.60%, 1/1/42(2)	10,170	10,170,000

5
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$5,000	$ 5,179,550
Omaha Public Power District, NE:
4.00%, 2/1/49	3,870	3,628,357
5.00%, 2/1/47	20,000	20,934,000
5.25%, 2/1/48	10,000	10,676,600
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54	10,000	10,563,700
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	11,727,870
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 10/1/46	7,085	7,476,730
5.00%, 10/1/47	6,465	6,804,800
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,665,600
5.00%, 12/1/44	2,500	2,618,900
5.25%, 12/1/50	3,250	3,422,282
5.25%, 12/1/54	9,010	9,415,270
		$ 140,288,562
Escrowed/Prerefunded — 1.0%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,087,140
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,285,929
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,102,075
		$ 45,475,144
General Obligations — 21.6%
Adams and Weld Counties School District No. 27J, CO, 5.00%, 12/1/48	$13,435	$ 14,162,371
Alamo Community College District, TX, 4.50%, 8/15/47	4,000	4,012,360
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,525	5,171,676
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,509,160
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	15,605,700
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,630,858
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	15,000	12,811,950
California, 5.00%, 11/1/42	25,000	26,891,750
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	6,500	6,228,885
Central Dauphin School District, PA, 5.00%, 2/1/46	3,045	3,194,357
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	$4,865	$ 4,884,995
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,058,230
5.00%, 12/1/42	23,400	22,387,482
5.00%, 12/1/44	20,515	19,692,554
5.875%, 12/1/47	6,500	6,885,060
Chicago, IL:
5.00%, 1/1/44	12,350	12,387,297
5.25%, 1/1/38	6,750	7,065,968
5.25%, 1/1/45	5,000	5,125,700
5.50%, 1/1/39	5,000	5,303,550
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	11,784,397
4.125%, 8/15/45	13,045	12,324,916
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,280,900
5.00%, 2/15/44	5,150	5,417,749
Denton County, TX, 4.00%, 7/15/49	10,000	9,300,900
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	15,000	14,262,750
District of Columbia, 5.00%, 8/1/46	13,280	13,992,472
Fairfax County, VA, 4.00%, 10/1/43	1,440	1,381,118
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,860	10,217,414
Frederick County, MD, 4.00%, 4/1/45	11,085	10,599,699
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,870	23,694,644
Fulshear, TX, 4.00%, 4/15/51	7,485	6,848,476
Greensboro, NC, 4.00%, 2/1/44	2,535	2,461,764
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,746,850
Harford County, MD, 4.00%, 10/1/44	2,250	2,154,735
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,317,200
Sustainability Bonds, 4.25%, 10/1/47	10,940	10,662,671
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,259,023
Houston, TX, 4.125%, 3/1/51(1)	8,845	8,275,470
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,644,317
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	7,360	6,825,002
Illinois:
4.25%, 5/1/46	15,915	14,342,916
5.00%, 2/1/29	15,000	15,415,650
5.50%, 5/1/39	870	919,407

6
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.50%, 3/1/42	$11,700	$ 12,472,785
5.75%, 5/1/45	890	942,377
Kentfield School District, CA, (Election of 2024):
4.125%, 8/1/50(4)	3,475	3,381,140
4.125%, 8/1/51(4)	2,215	2,150,300
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	4,875	4,584,158
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,745	5,341,127
Massachusetts:
3.00%, 4/1/49	10,000	7,463,000
5.00%, 5/1/48	10,000	10,453,500
5.00%, 1/1/49	7,500	7,846,725
5.00%, 5/1/54	9,475	9,863,664
Mecklenburg County, NC, 4.00%, 2/1/45	6,030	5,837,402
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,800	2,601,760
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,468,625
Minneapolis, MN:
3.00%, 12/1/41	4,000	3,350,080
3.00%, 12/1/42	4,675	3,886,795
Montgomery County, MD:
2.00%, 8/1/39	4,000	2,932,760
(SPA: U.S. Bank, N.A.), 3.40%, 11/1/37(2)	42,300	42,300,000
New Orleans, LA, 5.00%, 12/1/47	8,590	8,982,992
New York:
5.00%, 3/15/39	9,000	10,105,920
Series 2023-B, 5.00%, 3/15/40	3,645	3,988,651
Series 2025-A, 5.00%, 3/15/40	20,000	22,292,200
New York, NY:
4.00%, 9/1/46	10,000	9,336,100
5.00%, 3/1/50	12,350	12,679,498
5.25%, 5/1/42	3,335	3,564,381
5.25%, 9/1/46	10,000	10,660,800
5.25%, 10/1/47	5,000	5,262,600
(LOC: U.S. Bank, N.A.), 3.70%, 4/1/38(2)	15,000	15,000,000
(SPA: Barclays Bank PLC), 3.60%, 10/1/46(2)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/44(2)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	20,744,400
Norwood, MA, 4.00%, 9/15/47	10,795	10,124,738
Oregon City School District No. 62, OR:
5.00%, 6/15/39	2,975	3,291,094
5.00%, 6/15/41	2,215	2,418,957
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon City School District No. 62, OR: (continued)
5.00%, 6/15/47	$10,875	$ 11,498,246
Series 2018-B, 5.00%, 6/15/49	6,500	6,618,300
Series 2025-B, 5.00%, 6/15/49	13,000	13,702,910
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,208,150
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	21,795	19,897,527
Puerto Rico:
4.00%, 7/1/41	7,551	6,913,557
5.625%, 7/1/29	10,762	11,534,233
5.75%, 7/1/31	12,303	13,526,379
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	4,000	3,765,480
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	12,000	12,501,480
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/41(4)	7,000	8,106,070
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	7,936,280
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	10,829,987
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,827,700
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,793,488
Tacoma School District No. 10, WA, 5.00%, 12/1/48	13,000	13,777,660
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	12,646,400
Tenafly Board of Education, NJ:
4.00%, 8/1/42	3,235	3,253,051
4.00%, 8/1/43	1,040	1,044,337
Tillamook County, OR, 5.00%, 6/15/37(4)	1,925	2,135,441
Washington:
5.00%, 6/1/40	5,350	5,525,801
5.00%, 6/1/41	5,465	5,631,846
5.00%, 6/1/42	5,950	6,116,005
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,470	5,121,069
Wisconsin, 4.00%, 5/1/41	7,090	7,028,175
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	8,780,149
4.25%, 2/15/54	4,900	4,630,745
		$ 939,819,338

7
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 11.0%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,680	$ 3,350,566
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	10,000	10,225,300
5.00%, 4/1/52	10,000	10,153,500
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	2,846,168
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	14,475,086
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.45%, 1/15/38(2)	11,950	11,950,000
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,326,452
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,510	2,286,560
4.125%, 5/15/54	8,025	7,324,096
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,149,977
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,500,150
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,974,852
Idaho Health Facilities Authority, (St. Lukes's Health System), 5.00%, 3/1/42	3,000	3,170,280
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.50%, 8/1/43(2)	20,000	20,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,016,300
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,608,465
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,650	7,898,747
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.50%, 6/1/46(2)	10,000	10,000,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,903,451
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	6,915	6,198,537
(LOC: TD Bank, N.A.), 3.50%, 3/1/48(2)	10,000	10,000,000
Massachusetts Development Finance Agency, (Mass General Brigham):
5.00%, 7/1/47	10,000	10,317,900
5.00%, 7/1/54	5,000	5,129,500
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	$11,000	$ 11,004,510
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,641,449
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,250	4,519,252
5.00%, 12/1/41	5,395	5,589,166
5.00%, 12/1/45	10,000	10,007,100
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	13,635,150
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,600	5,145,896
4.25%, 4/1/55	5,000	4,651,350
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,606,255
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,571,986
5.00%, 11/15/38	4,340	4,341,389
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	15,575	13,617,690
5.00%, 5/1/52	8,090	8,297,751
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	779,324
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (LOC: TD Bank, N.A.), 3.55%, 8/15/54(2)	10,000	10,000,000
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,700	4,329,452
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49(1)	12,000	11,054,880
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,874,362
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,026,203
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,500	5,230,115
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	14,060	13,287,403
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: TD Bank, N.A.), 3.55%, 5/1/48(2)	11,000	11,000,000
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,003,900

8
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Spartanburg Regional Health Services District, SC, 4.00%, 4/15/43	$7,940	$ 7,571,505
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	9,025,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):
5.00%, 11/15/45	8,000	8,023,920
(SPA: JPMorgan Chase Bank, N.A.), 3.30%, 11/15/50(2)	17,195	17,195,000
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.55%, 11/15/39(2)	8,000	8,000,000
University of Wisconsin Hospitals and Clinics Authority:
(SPA: U.S. Bank, N.A.), 3.57%, 4/1/54(2)	10,000	10,000,000
Green Bonds, 4.25%, 4/1/52	3,000	2,803,530
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,668,587
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	19,130	17,471,238
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,823,329
		$ 480,603,479
Housing — 3.3%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,870	$ 1,851,580
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,903,040
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,505,654
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,895	3,851,999
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,278,334
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	7,000	6,830,040
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,127,260
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,400	8,199,744
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,223	1,103,864
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,064	1,857,400
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	1,235	1,208,942
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR: (continued)
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	$12,205	$ 11,916,718
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	16,705	16,401,303
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	279,894
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	5,000	4,845,350
Sustainable Development Bonds, 5.00%, 11/1/54	10,000	10,288,500
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	2,625	2,543,467
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,225	2,165,214
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	9,685	9,534,786
Social Bonds, 4.75%, 10/1/49	11,330	11,249,897
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,490	2,420,305
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(5)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,132,455
Virginia Housing Development Authority:
4.05%, 10/1/44	4,925	4,871,514
4.45%, 12/1/44	1,475	1,448,185
4.625%, 12/1/49	1,505	1,501,659
5.125%, 11/1/43	695	729,305
5.25%, 11/1/48	2,065	2,110,203
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,426,245
		$ 145,222,857
Industrial Development Revenue — 2.1%
Houston, TX, (United Airlines, Inc., Terminal Improvement), (AMT), 5.50%, 7/15/38	$4,000	$ 4,192,000
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	16,018,159
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	23,000	21,483,380
(AMT), 5.00%, 10/1/40	31,585	32,131,105
(AMT), 6.00%, 4/1/35	7,360	8,088,934

9
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,031,200
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(6)	2,000	2,000,760
		$ 93,945,538
Insured - Education — 0.5%
College of Charleston, SC, (AGC), 4.375%, 4/1/55	$15,785	$ 15,147,759
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(1)	7,725	7,375,753
		$ 22,523,512
Insured - Electric Utilities — 0.0%†
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	$175	$ 171,262
		$ 171,262
Insured - General Obligations — 1.2%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,000,100
Generation Park Management District, TX:
(AGC), 3.50%, 9/1/43	2,690	2,264,738
(AGC), 3.75%, 9/1/47	4,105	3,484,406
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	1,795	1,478,918
(BAM), 3.375%, 3/1/46	2,570	2,098,071
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,495	4,085,865
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,381,162
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	4,520	3,209,245
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	10,667,684
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,940	7,677,046
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	6,887,318
		$ 52,234,553
Insured - Hospital — 0.6%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	$20,450	$ 19,118,705
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	$1,530	$ 1,485,217
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/54	3,900	3,608,553
		$ 24,212,475
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing, LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,693,375
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,321,512
		$ 8,014,887
Insured - Special Tax Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,644,047
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	11,995,720
(NPFG), 5.50%, 1/1/30	3,080	3,410,823
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,469,422
Pasco Public Facilities District, WA, Sales Tax Revenue, (AGC), 4.25%, 11/1/49	2,750	2,644,510
		$ 64,164,522
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 7,220,102
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	12,344,640
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,088,700
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,260,480
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	3,500	3,622,430
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	8,705,620
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,002,100
		$ 59,244,072

10
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,685,200
Florence County School District No. 3, SC, 4.25%, 12/1/44(4)	1,500	1,415,085
Kentucky Property and Building Commission, 4.125%, 4/1/45	3,300	3,104,937
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,649,549
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,391,295
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,219,176
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,099,200
4.25%, 6/15/44	3,360	3,197,309
5.00%, 6/15/46	6,000	6,180,840
2019 Series AA, 5.25%, 6/15/43	10,000	10,272,900
2020 Series AA, 4.00%, 6/15/50	13,500	12,148,920
2022 Series CC, 5.25%, 6/15/43	5,750	6,077,290
Virginia Public School Authority, 5.00%, 8/1/47	710	746,132
		$ 97,187,833
Other Revenue — 3.0%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 11,917,912
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	19,322,303
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	3,505	3,684,807
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,065,720
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,307,890
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,232,875
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,540,200
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.914%, (67% of SOFR + 1.00%), 12/1/52(8)	12,500	12,458,750
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	2,500	2,642,400
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,405,535
Public Finance Authority, WI, (Inperium, Inc.), 5.75%, 12/1/54(6)	4,000	4,019,640
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	$750	$ 781,740
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,157,405
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(8)	3,075	3,081,150
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,315,427
		$ 129,031,254
Senior Living/Life Care — 1.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(6)	$175	$ 170,625
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	8,415	8,176,603
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(6)	3,750	3,685,800
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,174,721
5.25%, 10/1/30	5,110	5,102,897
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	4,930	4,937,050
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,570	7,398,687
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,011,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	666,797
6.875%, 11/15/55	190	169,706
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	1,800	1,856,394
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	3,972,000
		$ 49,322,880
Special Tax Revenue — 9.8%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(6)	$14,625	$ 14,916,038
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,525	10,671,343
Green Bonds, 5.00%, 11/1/41	13,840	14,075,695
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,054,672

11
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Dallas Area Rapid Transit, TX, Sales Tax Revenue: (continued)
4.00%, 12/1/51	$3,485	$ 3,185,325
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	3,640	3,853,814
5.00%, 7/1/48	10,790	10,951,418
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,105	4,761,025
4.00%, 7/1/51	6,000	5,513,160
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	10,402,835
5.00%, 6/15/50	4,465	4,509,248
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	4,835	4,411,938
Green Bonds, 5.00%, 11/15/46	20,000	21,019,600
Green Bonds, 5.00%, 11/15/47	15,000	15,201,000
Michigan Trunk Line Fund, 5.00%, 11/15/46	18,000	19,124,643
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(6)	3,370	3,480,806
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,624,164
3.00%, 12/1/41	3,415	2,844,354
3.00%, 12/1/43	6,050	4,881,503
Series 2024C, 3.00%, 12/1/42	5,950	4,868,231
Series 2024D, 3.00%, 12/1/42	3,515	2,889,435
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	295	297,543
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/34	1,085	1,220,169
5.00%, 11/1/46(1)	13,000	13,484,770
5.00%, 5/1/53	10,000	10,347,100
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/39(2)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/42(2)	25,000	25,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/45(2)	14,650	14,650,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	8,275	7,583,955
5.00%, 3/15/49	5,000	5,240,500
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,644,300
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/39	$10,000	$ 10,366,700
5.00%, 3/15/51	5,000	5,218,600
5.00%, 3/15/53	11,060	11,496,759
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	4,780	4,449,893
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	25,837,000
Green Bonds, 4.00%, 3/15/50	8,665	7,895,635
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,443,500
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	9,245	9,732,119
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,204,446
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	21,429,006
Queen Creek, AZ, Excise Tax Revenue, 5.00%, 8/1/49	5,830	6,146,219
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	13,792,870
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	329,713
Series A2, 5.80%, 5/1/35	295	189,192
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	704,557
Triborough Bridge and Tunnel Authority, NY, 5.00%, 12/1/50	6,000	6,225,120
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,684,600
Green Bonds, 5.25%, 5/15/47	8,065	8,524,786
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,670,250
5.00%, 5/15/54	5,000	5,175,400
		$ 426,224,949
Transportation — 18.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 12,817,413
Atlanta, GA, Airport Revenue:
(AMT), 5.25%, 7/1/49	5,000	5,189,600
Green Bonds, 5.00%, 7/1/44	7,000	7,429,940
Green Bonds, 5.00%, 7/1/49	17,000	17,862,240
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,155,814
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,338,329

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.20%, 4/1/55(2)	$30,000	$ 30,000,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	2,690	2,841,124
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(1)	4,000	4,215,640
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	6,000	6,033,900
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,955,555
5.00%, 1/1/48	10,000	10,439,600
(AMT), 5.25%, 1/1/53	11,500	11,743,340
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	6,140	5,778,231
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,100	5,115,555
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	4,740	4,362,127
(AMT), 5.00%, 12/1/35	5,000	5,153,850
(AMT), 5.00%, 12/1/38	10,000	10,219,600
(AMT), 5.00%, 11/15/42	9,575	9,830,844
(AMT), 5.00%, 11/15/53	5,835	5,907,412
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/45	13,745	14,340,983
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,328,050
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	3,919,110
(AMT), 5.00%, 7/1/45	13,705	13,771,058
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,171,699
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,242,950
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	13,838,445
(AMT), 5.00%, 3/1/46	6,965	6,997,735
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	6,870,528
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	20,219,472
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,136,038
Green Bonds, (AMT), 5.25%, 5/15/43(4)	7,000	7,385,980
Green Bonds, (AMT), 5.25%, 5/15/44(4)	7,000	7,350,770
Green Bonds, (AMT), 5.25%, 5/15/45(4)	5,500	5,754,870
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,019,280
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	$18,000	$ 18,234,720
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	16,500	17,180,460
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,567,620
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.60%, 11/15/50(2)	18,350	18,350,000
(LOC: Truist Bank), 3.55%, 11/1/32(2)	10,000	10,000,000
(LOC: Truist Bank), 3.55%, 11/1/35(2)	16,635	16,635,000
Green Bonds, 4.75%, 11/15/45	3,050	3,060,919
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	15,930,967
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 5.00%, 1/1/52	11,000	11,409,750
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,041,760
5.25%, 1/1/49	5,000	5,355,950
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,132,288
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	4,000	3,999,840
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,492,100
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,161,269
5.00%, 1/1/48	10,000	10,091,900
Oklahoma Turnpike Authority:
5.00%, 1/1/44	2,000	2,134,460
5.00%, 1/1/45	2,000	2,125,260
5.50%, 1/1/53	12,500	13,375,875
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	17,130	17,430,974
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	2,944,530
5.00%, 12/1/46	5,000	5,035,800
5.00%, 12/1/48	10,000	10,436,500
(LOC: TD Bank, N.A.), 2.84%, 12/1/38(9)	25,255	25,255,000
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,303,750
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,431,535
(AMT), 5.00%, 12/1/44	4,500	4,631,175

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	$7,960	$ 8,043,262
(AMT), 5.00%, 7/1/45	12,125	12,286,262
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	17,806,310
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,751,069
(AMT), 5.00%, 4/1/44	9,870	9,982,617
(AMT), 5.00%, 8/1/46	11,915	12,066,678
Sacramento County, CA, Airport System Revenue, 5.25%, 7/1/54	4,000	4,329,880
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,442,125
(AMT), 5.00%, 7/1/43	3,165	3,180,509
(AMT), 5.00%, 7/1/46	20,700	20,969,514
(AMT), 5.25%, 7/1/48	16,260	16,462,600
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,305,250
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,036,850
(AMT), 5.50%, 5/1/43	7,200	7,732,152
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,442,368
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/54	16,500	15,051,795
5.00%, 11/15/41	5,000	5,426,200
(LOC: TD Bank, N.A.), 3.55%, 1/1/32(2)	12,360	12,360,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,599,267
		$ 817,761,192
Water and Sewer — 8.4%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,177,120
5.00%, 11/15/49	5,250	5,520,795
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	4,800	4,535,712
4.00%, 3/1/50	2,500	2,327,700
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	5,000	5,260,350
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/52	14,720	13,636,166
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,641,970
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$13,885	$ 13,265,312
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,655	9,761,152
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	12,020,250
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,754,880
3.00%, 6/1/40	3,050	2,649,078
4.125%, 6/1/49	770	728,998
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,430	2,213,147
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	8,525,840
JEA, FL, Water and Sewer System Revenue:
Series 2024-A, 5.25%, 10/1/49	7,800	8,334,690
Series 2025-A, 5.25%, 10/1/49	10,000	10,716,900
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	2,345	2,143,494
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	3,900	3,666,897
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47(1)	8,000	8,361,600
5.00%, 6/15/48	16,515	17,398,552
5.00%, 6/15/50	5,000	5,143,200
5.00%, 6/15/51	12,500	13,105,250
5.25%, 6/15/47	5,510	5,889,088
5.25%, 6/15/48	13,500	14,407,335
5.25%, 6/15/54	11,475	12,151,566
(SPA: Barclays Bank PLC), 3.60%, 6/15/53(2)	20,000	20,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 6/15/44(2)	30,150	30,150,000
(SPA: U.S. Bank, N.A.), 3.70%, 6/15/43(2)	15,000	15,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54	6,000	5,521,500
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	18,392,132
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.60%, 5/1/54(2)	10,000	10,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,322,470
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	8,958,361
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,022,300
Tigard, OR, Water System Revenue, 5.00%, 8/1/45	5,000	5,016,700

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Timpanogos Special Service District, UT, Sewer Revenue, 5.00%, 6/1/47	$4,290	$ 4,563,788
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,380	3,552,617
5.00%, 6/1/49	4,120	4,324,270
Washington Suburban Sanitary District, MD:
2.125%, 6/1/38	10,970	8,477,835
4.00%, 6/1/45	11,600	11,088,904
5.00%, 6/1/43	9,020	9,741,239
		$ 365,469,158
Total Tax-Exempt Municipal Obligations (identified cost $4,376,256,519)		$4,363,183,164

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,794
		$ 1,452,794
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,378,230
		$ 1,378,230
General Obligations — 0.2%
California, 4.875%, 9/1/30	$10,000	$ 10,231,300
		$ 10,231,300
Insured - Transportation — 1.1%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,658,026
(AMBAC), 0.00%, 10/1/26	14,395	13,439,604
(AMBAC), 0.00%, 10/1/27	22,355	19,928,588
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,630,776
		$ 45,656,994
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 619,127
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$300	$ 301,908
		$ 921,035
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,938,200
		$ 16,938,200
Total Taxable Municipal Obligations (identified cost $82,451,751)		$ 76,578,553
Total Investments — 102.0% (identified cost $4,465,664,874)		$4,447,172,648
Other Assets, Less Liabilities — (2.0)%		$ (88,392,751)
Net Assets — 100.0%		$4,358,779,897
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued security.
(5)	Security is in default and making only partial interest payments.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $35,672,356 or 0.8% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(9)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.1%
Texas	12.9%
California	10.7%
Others, representing less than 10% individually	60.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 2.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
16
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$183,665,053	$4,465,664,874
Unrealized appreciation (depreciation)	1,593,717	(18,492,226)
Investments, at value	$185,258,770	$4,447,172,648
Cash	$33,063	$25,731,705
Interest receivable	2,157,958	50,709,135
Receivable for investments sold	10,198	9,547,029
Receivable for Fund shares sold	21,300	3,464,246
Trustees' deferred compensation plan	109,818	416,515
Total assets	$187,591,107	$4,537,041,278
Liabilities
Payable for floating rate notes issued	$4,000,344	$69,865,985
Payable for investments purchased	—	10,594,708
Payable for when-issued securities	—	83,573,951
Payable for Fund shares redeemed	236,124	9,201,995
Distributions payable	96,154	1,653,134
Payable to affiliates:
Investment adviser fee	68,246	1,185,559
Distribution and service fees	21,359	267,032
Sub-transfer agency fee	2,787	26,335
Trustees' deferred compensation plan	109,818	416,515
Interest expense and fees payable	42,403	594,028
Accrued expenses	75,324	882,139
Total liabilities	$4,652,559	$178,261,381
Net Assets	$182,938,548	$4,358,779,897
Sources of Net Assets
Paid-in capital	$230,724,864	$4,812,397,759
Accumulated loss	(47,786,316)	(453,617,862)
Net Assets	$182,938,548	$4,358,779,897
Class A Shares
Net Assets	$91,763,157	$1,091,738,634
Shares Outstanding	11,594,217	120,849,019
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.91	$9.03
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.18	$9.33
Class C Shares
Net Assets	$2,040,425	$37,816,849
Shares Outstanding	259,345	4,186,568
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.87	$9.03
17
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$89,134,966	$3,229,224,414
Shares Outstanding	10,313,617	357,512,282
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$9.03
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	AMT-Free Fund	National Fund
Investment Income
Interest income	$4,362,987	$97,296,964
Total investment income	$4,362,987	$97,296,964
Expenses
Investment adviser fee	$411,255	$7,108,147
Distribution and service fees:
Class A	119,032	1,424,021
Class C	11,519	200,226
Trustees’ fees and expenses	6,203	54,250
Custodian fee	26,883	386,358
Transfer and dividend disbursing agent fees	29,652	665,826
Legal and accounting services	34,250	79,466
Printing and postage	6,021	109,952
Registration fees	32,388	140,611
Interest expense and fees	96,555	1,183,069
Miscellaneous	5,814	200,665
Total expenses	$779,572	$11,552,591
Net investment income	$3,583,415	$85,744,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$45,860	$725,789
Net realized gain	$45,860	$725,789
Change in unrealized appreciation (depreciation):
Investments	$(8,122,287)	$(187,005,453)
Net change in unrealized appreciation (depreciation)	$(8,122,287)	$(187,005,453)
Net realized and unrealized loss	$(8,076,427)	$(186,279,664)
Net decrease in net assets from operations	$(4,493,012)	$(100,535,291)
19
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,583,415	$85,744,373
Net realized gain	45,860	725,789
Net change in unrealized appreciation (depreciation)	(8,122,287)	(187,005,453)
Net decrease in net assets from operations	$(4,493,012)	$(100,535,291)
Distributions to shareholders:
Class A	$(1,732,624)	$(21,237,484)
Class C	(33,200)	(596,049)
Class I	(1,791,258)	(66,207,696)
Total distributions to shareholders	$(3,557,082)	$(88,041,229)
Transactions in shares of beneficial interest:
Class A	$(8,415,134)	$(59,763,154)
Class C	(429,973)	(2,665,404)
Class I	(768,444)	(8,412,686)
Net decrease in net assets from Fund share transactions	$(9,613,551)	$(70,841,244)
Net decrease in net assets	$(17,663,645)	$(259,417,764)
Net Assets
At beginning of period	$200,602,193	$4,618,197,661
At end of period	$182,938,548	$4,358,779,897
20
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661
21
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.26	$7.62	$7.79	$9.29	$9.25	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.35)	0.64	(0.17)	(1.50)	0.05	0.01(2)
Total income (loss) from operations	$(0.20)	$0.93	$0.11	$(1.27)	$0.29	$0.29
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Net asset value — End of period	$7.91	$8.26	$7.62	$7.79	$9.29	$9.25
Total Return(3)	(2.48)%(4)	12.36%	1.29%	(13.85)%	3.14%	3.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,763	$104,233	$100,835	$113,933	$157,981	$158,729
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.84%(6)	0.86%	0.83%	0.79%	0.76%	0.78%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.94%(6)	0.95%	1.00%	0.86%	0.80%	0.92%
Net expenses	0.94%(6)	0.95%	1.00%	0.86%	0.80%	0.92%
Net investment income	3.67%(6)	3.64%	3.50%	2.61%	2.53%	2.97%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.21	$7.58	$7.74	$9.24	$9.20	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.22	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	(0.34)	0.63	(0.16)	(1.49)	0.05	0.01(2)
Total income (loss) from operations	$(0.22)	$0.86	$0.06	$(1.33)	$0.22	$0.22
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.12)	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of period	$7.87	$8.21	$7.58	$7.74	$9.24	$9.20
Total Return(3)	(2.75)%(4)	11.58%	0.51%	(14.59)%	2.38%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,040	$2,565	$3,258	$4,906	$9,017	$15,094
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.59%(6)	1.61%	1.58%	1.54%	1.51%	1.53%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	1.69%(6)	1.70%	1.75%	1.61%	1.55%	1.67%
Net expenses	1.69%(6)	1.70%	1.75%	1.61%	1.55%	1.67%
Net investment income	2.91%(6)	2.89%	2.74%	1.83%	1.80%	2.23%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.02	$8.32	$8.50	$10.15	$10.11	$10.10
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.34	$0.33	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.38)	0.70	(0.18)	(1.64)	0.06	0.02(2)
Total income (loss) from operations	$(0.21)	$1.04	$0.15	$(1.37)	$0.34	$0.35
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Total distributions	$(0.17)	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Net asset value — End of period	$8.64	$9.02	$8.32	$8.50	$10.15	$10.11
Total Return(3)	(2.33)%(4)	12.66%	1.49%	(13.64)%	3.36%	3.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,135	$93,804	$116,348	$119,467	$184,002	$168,113
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.59%(6)	0.61%	0.58%	0.54%	0.51%	0.53%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.69%(6)	0.70%	0.75%	0.61%	0.55%	0.67%
Net expenses	0.69%(6)	0.70%	0.75%	0.61%	0.55%	0.67%
Net investment income	3.92%(6)	3.89%	3.75%	2.84%	2.77%	3.21%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.35	$0.34	$0.23	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.39)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$(0.22)	$1.02	$0.30	$(1.28)	$0.31	$0.38
Less Distributions
From net investment income	$(0.17)	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Total distributions	$(0.17)	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.34)%(3)	11.82%	3.38%	(12.62)%	2.99%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,091,739	$1,198,847	$1,126,345	$1,179,909	$1,558,418	$1,620,505
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.64%(5)	0.66%	0.67%	0.64%	0.61%	0.64%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.69%(5)	0.71%	0.75%	0.67%	0.63%	0.69%
Net expenses	0.69%(5)	0.71%	0.75%	0.67%	0.63%	0.69%
Net investment income	3.63%(5)	3.80%	3.73%	2.30%	2.15%	2.61%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.28	$0.28	$0.14	$0.15	$0.19
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.50)	0.08	0.12
Total income (loss) from operations	$(0.25)	$0.95	$0.24	$(1.36)	$0.23	$0.31
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Total distributions	$(0.14)	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.70)%(3)	10.99%	2.60%	(13.28)%	2.22%	3.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,817	$42,141	$45,670	$55,558	$94,851	$131,330
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.39%(5)	1.41%	1.42%	1.39%	1.36%	1.39%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	1.44%(5)	1.46%	1.50%	1.42%	1.38%	1.44%
Net expenses	1.44%(5)	1.46%	1.50%	1.42%	1.38%	1.44%
Net investment income	2.88%(5)	3.05%	2.98%	1.52%	1.41%	1.87%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.37	$0.37	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	(0.39)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$(0.21)	$1.04	$0.33	$(1.26)	$0.33	$0.41
Less Distributions
From net investment income	$(0.18)	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Total distributions	$(0.18)	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.22)%(3)	12.10%	3.64%	(12.40)%	3.24%	4.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,229,224	$3,377,209	$2,511,115	$1,891,224	$2,347,177	$1,797,038
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.39%(5)	0.41%	0.42%	0.39%	0.36%	0.39%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.44%(5)	0.46%	0.50%	0.42%	0.38%	0.44%
Net expenses	0.44%(5)	0.46%	0.50%	0.42%	0.38%	0.44%
Net investment income	3.88%(5)	4.04%	3.98%	2.55%	2.39%	2.85%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
28

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,000,344	$69,865,985
Interest Rate or Range of Interest Rates (%)	2.90	2.87 - 2.91
Collateral for Floating Rate Notes Outstanding	$5,237,350	$92,945,453
For the six months ended March 31, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized)  including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$4,000,000	$68,834,011
Average Interest Rate	4.84%	3.45%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
29

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,016,544	$298,699,227
Long-term	$24,151,067	$127,735,904
30

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$179,549,649	$4,396,808,737
Gross unrealized appreciation	$5,261,894	$57,074,140
Gross unrealized depreciation	(3,553,117)	(76,576,214)
Net unrealized appreciation (depreciation)	$1,708,777	$(19,502,074)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$411,255	$7,108,147
Effective Annual Rate	0.43%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
31

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2025 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,463	$15,117
EVD's Class A Sales Charges	$2,191	$22,722
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,750	$8,316
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$119,032	$1,424,021
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$8,639	$150,169
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$2,880	$50,057
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
32

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$14,558
Class C	$ —	$814
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2025 were as follows:
	AMT-Free Fund	National Fund
Purchases	$65,863,766	$2,731,394,529
Sales	$78,809,348	$2,973,742,974
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	408,190	$ 3,294,987	2,215,344	$17,952,953
Issued to shareholders electing to receive payments of distributions in Fund shares	184,317	1,489,845	385,503	3,113,046
Redemptions	(1,621,994)	(13,199,966)	(3,207,834)	(25,827,575)
Net decrease	(1,029,487)	$(8,415,134)	(606,987)	$(4,761,576)
Class C
Sales	28,745	$ 230,517	76,495	$ 615,449
Issued to shareholders electing to receive payments of distributions in Fund shares	3,930	31,593	10,293	82,633
Redemptions	(85,877)	(692,083)	(204,192)	(1,636,305)
Net decrease	(53,202)	$ (429,973)	(117,404)	$ (938,223)
33

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	1,293,680	$11,467,739	2,424,718	$21,350,679
Issued to shareholders electing to receive payments of distributions in Fund shares	168,208	1,484,014	382,666	3,372,035
Redemptions	(1,552,062)	(13,720,197)	(6,384,136)	(55,908,251)
Net decrease	(90,174)	$ (768,444)	(3,576,752)	$(31,185,537)
National Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	6,145,604	$ 56,775,546	18,426,434	$ 169,942,020
Issued to shareholders electing to receive payments of distributions in Fund shares	1,969,164	18,156,677	4,170,023	38,453,338
Redemptions	(14,578,693)	(134,695,377)	(24,029,562)	(220,177,559)
Net decrease	(6,463,925)	$(59,763,154)	(1,433,105)	$ (11,782,201)
Class C
Sales	440,911	$ 4,071,951	1,071,098	$ 9,868,273
Issued to shareholders electing to receive payments of distributions in Fund shares	59,878	552,156	133,484	1,230,196
Redemptions	(790,017)	(7,289,511)	(1,949,577)	(17,843,001)
Net decrease	(289,228)	$ (2,665,404)	(744,995)	$ (6,744,532)
Class I
Sales	69,468,604	$641,520,551	166,253,236	$1,527,366,480
Issued to shareholders electing to receive payments of distributions in Fund shares	6,320,603	58,268,789	10,788,378	99,585,315
Redemptions	(76,977,709)	(708,202,026)	(105,421,044)	(956,444,781)
Net increase (decrease)	(1,188,502)	$ (8,412,686)	71,620,570	$ 670,507,014
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
34

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 185,258,770	$ —	$ 185,258,770
Total Investments	$ —	$ 185,258,770	$ —	$ 185,258,770
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,410,931	$ —	$ 7,410,931
Tax-Exempt Municipal Obligations	—	4,363,183,164	—	4,363,183,164
Taxable Municipal Obligations	—	76,578,553	—	76,578,553
Total Investments	$ —	$4,447,172,648	$ —	$4,447,172,648
35

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MUNI2-NCSR    3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025